Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000171898
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2024 Term Muni Bond ETF
Trading Symbol	IBMM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 3.48%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2024 Index™ returned 3.79%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2024 Index™
Mar 18	$10,012	$10,030	$10,008
Apr 18	$9,964	$9,990	$9,944
May 18	$10,106	$10,099	$10,086
Jun 18	$10,120	$10,108	$10,100
Jul 18	$10,171	$10,132	$10,149
Aug 18	$10,174	$10,146	$10,151
Sep 18	$10,103	$10,086	$10,084
Oct 18	$10,070	$10,024	$10,052
Nov 18	$10,187	$10,133	$10,166
Dec 18	$10,320	$10,251	$10,290
Jan 19	$10,437	$10,327	$10,408
Feb 19	$10,492	$10,379	$10,459
Mar 19	$10,567	$10,527	$10,541
Apr 19	$10,567	$10,561	$10,542
May 19	$10,699	$10,702	$10,674
Jun 19	$10,752	$10,746	$10,730
Jul 19	$10,867	$10,830	$10,841
Aug 19	$10,912	$10,980	$10,893
Sep 19	$10,820	$10,904	$10,804
Oct 19	$10,866	$10,920	$10,855
Nov 19	$10,884	$10,937	$10,871
Dec 19	$10,921	$10,971	$10,911
Jan 20	$11,045	$11,147	$11,038
Feb 20	$11,092	$11,277	$11,088
Mar 20	$10,873	$10,945	$10,858
Apr 20	$10,862	$10,824	$10,842
May 20	$11,190	$11,144	$11,163
Jun 20	$11,211	$11,210	$11,188
Jul 20	$11,303	$11,362	$11,288
Aug 20	$11,290	$11,329	$11,278
Sep 20	$11,297	$11,330	$11,286
Oct 20	$11,274	$11,311	$11,269
Nov 20	$11,309	$11,448	$11,305
Dec 20	$11,328	$11,505	$11,328
Jan 21	$11,353	$11,559	$11,359
Feb 21	$11,273	$11,397	$11,289
Mar 21	$11,303	$11,458	$11,320
Apr 21	$11,341	$11,546	$11,357
May 21	$11,333	$11,586	$11,360
Jun 21	$11,337	$11,611	$11,360
Jul 21	$11,374	$11,690	$11,403
Aug 21	$11,369	$11,657	$11,397
Sep 21	$11,339	$11,580	$11,366
Oct 21	$11,322	$11,570	$11,358
Nov 21	$11,325	$11,651	$11,359
Dec 21	$11,324	$11,666	$11,358
Jan 22	$11,151	$11,389	$11,189
Feb 22	$11,120	$11,333	$11,155
Mar 22	$10,969	$11,030	$11,008
Apr 22	$10,880	$10,740	$10,920
May 22	$10,993	$10,896	$11,035
Jun 22	$10,992	$10,718	$11,033
Jul 22	$11,079	$10,983	$11,125
Aug 22	$10,953	$10,731	$11,001
Sep 22	$10,831	$10,362	$10,878
Oct 22	$10,846	$10,298	$10,895
Nov 22	$10,984	$10,767	$11,035
Dec 22	$10,978	$10,772	$11,032
Jan 23	$11,066	$11,063	$11,123
Feb 23	$10,976	$10,810	$11,031
Mar 23	$11,077	$11,042	$11,138
Apr 23	$11,038	$11,021	$11,103
May 23	$11,038	$10,935	$11,105
Jun 23	$11,085	$11,025	$11,153
Jul 23	$11,101	$11,052	$11,173
Aug 23	$11,120	$10,929	$11,194
Sep 23	$11,106	$10,641	$11,183
Oct 23	$11,141	$10,529	$11,220
Nov 23	$11,219	$11,142	$11,297
Dec 23	$11,259	$11,399	$11,341
Jan 24	$11,278	$11,374	$11,363
Feb 24	$11,297	$11,375	$11,385
Mar 24	$11,310	$11,365	$11,408
Apr 24	$11,340	$11,244	$11,439
May 24	$11,372	$11,208	$11,476
Jun 24	$11,407	$11,383	$11,512
Jul 24	$11,444	$11,479	$11,548
Aug 24	$11,472	$11,572	$11,581
Sep 24	$11,499	$11,685	$11,610
Oct 24	$11,529	$11,531	$11,646

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.48%	1.19%	2.17%
S&P Municipal Bond Index...
	9.52	1.09	2.18
S&P AMT-Free Municipal Series Dec 2024 Index™...
	3.79	1.42	2.33

Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 391,768,694
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 832,653
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$391,768,694
Number of Portfolio Holdings...
373
Net Investment Advisory Fees...
$832,653
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
21.7%
AA+...
44.0
AA...
21.6
AA-...
6.6
A+...
5.9
A...
0.1
A-...
2.2
Not Rated...
3.9
Short-Term and Other Assets...
(6.0)
StateFootnote Reference(a)	Percent of Net Assets
New York...
18.7%
California...
17.8
Pennsylvania...
11.6
Massachusetts...
11.3
Florida...
8.0
Washington...
6.5
Ohio...
5.3
Connecticut...
5.1
Rhode Island...
4.6
Colorado...
2.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204675
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Muni Bond ETF
Trading Symbol	IBMN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 4.09%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2025 Index™ returned 4.35%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2025 Index™
Nov 18	$10,172	$10,094	$10,114
Dec 18	$10,331	$10,211	$10,249
Jan 19	$10,492	$10,288	$10,386
Feb 19	$10,563	$10,339	$10,446
Mar 19	$10,662	$10,487	$10,547
Apr 19	$10,675	$10,521	$10,561
May 19	$10,828	$10,661	$10,718
Jun 19	$10,873	$10,705	$10,763
Jul 19	$10,994	$10,788	$10,883
Aug 19	$11,090	$10,938	$10,981
Sep 19	$10,973	$10,863	$10,866
Oct 19	$11,022	$10,878	$10,915
Nov 19	$11,036	$10,895	$10,929
Dec 19	$11,076	$10,929	$10,971
Jan 20	$11,251	$11,105	$11,146
Feb 20	$11,309	$11,233	$11,207
Mar 20	$11,036	$10,903	$10,918
Apr 20	$11,009	$10,783	$10,875
May 20	$11,398	$11,102	$11,251
Jun 20	$11,418	$11,167	$11,279
Jul 20	$11,549	$11,318	$11,413
Aug 20	$11,531	$11,286	$11,404
Sep 20	$11,541	$11,287	$11,414
Oct 20	$11,521	$11,268	$11,401
Nov 20	$11,583	$11,404	$11,460
Dec 20	$11,601	$11,461	$11,490
Jan 21	$11,626	$11,514	$11,520
Feb 21	$11,485	$11,353	$11,389
Mar 21	$11,522	$11,414	$11,427
Apr 21	$11,575	$11,502	$11,483
May 21	$11,566	$11,542	$11,485
Jun 21	$11,572	$11,567	$11,491
Jul 21	$11,633	$11,645	$11,556
Aug 21	$11,623	$11,613	$11,546
Sep 21	$11,567	$11,535	$11,495
Oct 21	$11,548	$11,526	$11,480
Nov 21	$11,562	$11,606	$11,494
Dec 21	$11,562	$11,621	$11,497
Jan 22	$11,313	$11,345	$11,252
Feb 22	$11,273	$11,289	$11,208
Mar 22	$11,064	$10,988	$11,005
Apr 22	$10,922	$10,698	$10,866
May 22	$11,068	$10,854	$11,010
Jun 22	$11,052	$10,677	$10,994
Jul 22	$11,200	$10,941	$11,142
Aug 22	$11,018	$10,689	$10,966
Sep 22	$10,817	$10,323	$10,766
Oct 22	$10,820	$10,258	$10,771
Nov 22	$11,027	$10,725	$10,976
Dec 22	$11,047	$10,730	$10,998
Jan 23	$11,176	$11,021	$11,127
Feb 23	$10,998	$10,768	$10,951
Mar 23	$11,165	$10,999	$11,121
Apr 23	$11,106	$10,979	$11,068
May 23	$11,054	$10,893	$11,019
Jun 23	$11,107	$10,983	$11,072
Jul 23	$11,122	$11,010	$11,091
Aug 23	$11,119	$10,887	$11,091
Sep 23	$11,054	$10,600	$11,028
Oct 23	$11,081	$10,488	$11,055
Nov 23	$11,250	$11,100	$11,224
Dec 23	$11,323	$11,355	$11,300
Jan 24	$11,324	$11,330	$11,303
Feb 24	$11,330	$11,331	$11,309
Mar 24	$11,322	$11,322	$11,309
Apr 24	$11,325	$11,201	$11,310
May 24	$11,351	$11,165	$11,341
Jun 24	$11,404	$11,339	$11,397
Jul 24	$11,469	$11,435	$11,463
Aug 24	$11,521	$11,528	$11,517
Sep 24	$11,537	$11,640	$11,534
Oct 24	$11,534	$11,487	$11,536

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.09%	0.91%	2.42%
S&P Municipal Bond Index...
	9.52	1.09	2.35
S&P AMT-Free Municipal Series Dec 2025 Index™...
	4.35	1.11	2.42

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 487,361,804
Holdings Count | Holding	1,332
Advisory Fees Paid, Amount	$ 952,346
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$487,361,804
Number of Portfolio Holdings...
1,332
Net Investment Advisory Fees...
$952,346
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
32.4%
AA+...
21.9
AA...
13.5
AA-...
12.2
A+...
4.8
A...
1.6
A-...
3.1
BBB...
0.3
Not Rated...
8.8
Short-Term and Other Assets...
1.4
StateFootnote Reference(a)	Percent of Net Assets
California...
13.1%
Texas...
11.7
New York...
7.5
Washington...
4.7
Illinois...
3.8
Virginia...
3.8
Massachusetts...
3.2
Ohio...
3.0
Pennsylvania...
3.0
Georgia...
2.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204676
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Muni Bond ETF
Trading Symbol	IBMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.04%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2026 Index™ returned 5.38%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™
Apr 19	$10,052	$10,044	$10,041
May 19	$10,228	$10,178	$10,208
Jun 19	$10,273	$10,220	$10,251
Jul 19	$10,373	$10,300	$10,352
Aug 19	$10,535	$10,443	$10,506
Sep 19	$10,414	$10,370	$10,391
Oct 19	$10,428	$10,386	$10,407
Nov 19	$10,443	$10,402	$10,421
Dec 19	$10,478	$10,434	$10,461
Jan 20	$10,684	$10,602	$10,662
Feb 20	$10,780	$10,725	$10,760
Mar 20	$10,459	$10,409	$10,420
Apr 20	$10,414	$10,294	$10,351
May 20	$10,787	$10,599	$10,717
Jun 20	$10,810	$10,661	$10,755
Jul 20	$10,959	$10,806	$10,914
Aug 20	$10,940	$10,775	$10,901
Sep 20	$10,953	$10,776	$10,912
Oct 20	$10,928	$10,758	$10,891
Nov 20	$11,017	$10,887	$10,989
Dec 20	$11,051	$10,942	$11,032
Jan 21	$11,079	$10,993	$11,073
Feb 21	$10,914	$10,839	$10,913
Mar 21	$10,954	$10,897	$10,961
Apr 21	$11,017	$10,981	$11,026
May 21	$11,015	$11,019	$11,036
Jun 21	$11,024	$11,043	$11,046
Jul 21	$11,099	$11,118	$11,123
Aug 21	$11,079	$11,087	$11,107
Sep 21	$11,011	$11,013	$11,039
Oct 21	$10,987	$11,004	$11,021
Nov 21	$11,017	$11,080	$11,052
Dec 21	$11,029	$11,094	$11,062
Jan 22	$10,749	$10,831	$10,786
Feb 22	$10,707	$10,778	$10,742
Mar 22	$10,471	$10,490	$10,510
Apr 22	$10,294	$10,214	$10,330
May 22	$10,450	$10,363	$10,479
Jun 22	$10,413	$10,194	$10,437
Jul 22	$10,603	$10,446	$10,628
Aug 22	$10,410	$10,205	$10,441
Sep 22	$10,161	$9,855	$10,187
Oct 22	$10,158	$9,793	$10,179
Nov 22	$10,403	$10,240	$10,428
Dec 22	$10,440	$10,244	$10,464
Jan 23	$10,610	$10,522	$10,636
Feb 23	$10,402	$10,280	$10,429
Mar 23	$10,595	$10,501	$10,624
Apr 23	$10,522	$10,482	$10,560
May 23	$10,446	$10,400	$10,484
Jun 23	$10,500	$10,486	$10,540
Jul 23	$10,515	$10,511	$10,558
Aug 23	$10,493	$10,394	$10,537
Sep 23	$10,383	$10,120	$10,427
Oct 23	$10,395	$10,013	$10,437
Nov 23	$10,646	$10,597	$10,689
Dec 23	$10,744	$10,841	$10,790
Jan 24	$10,731	$10,817	$10,778
Feb 24	$10,735	$10,818	$10,783
Mar 24	$10,711	$10,809	$10,769
Apr 24	$10,682	$10,694	$10,739
May 24	$10,685	$10,660	$10,745
Jun 24	$10,755	$10,826	$10,821
Jul 24	$10,837	$10,917	$10,907
Aug 24	$10,923	$11,006	$10,996
Sep 24	$10,963	$11,113	$11,038
Oct 24	$10,918	$10,966	$10,998

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.04%	0.92%	1.59%
S&P Municipal Bond Index...
	9.52	1.09	1.67
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index™...
	5.38	1.11	1.72

Performance Inception Date	Apr. 02, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 493,194,363
Holdings Count | Holding	1,411
Advisory Fees Paid, Amount	$ 798,184
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$493,194,363
Number of Portfolio Holdings...
1,411
Net Investment Advisory Fees...
$798,184
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.6%
AA+...
20.8
AA...
16.4
AA-...
13.2
A+...
4.6
A...
1.8
A-...
3.5
BBB+...
0.0Footnote Reference(a)
Not Rated...
9.1
Short-Term and Other Assets...
1.0
StateFootnote Reference(b)	Percent of Net Assets
California...
11.0%
Texas...
10.8
New York...
8.9
Washington...
4.6
Illinois...
4.0
Florida...
3.9
Virginia...
3.6
Pennsylvania...
3.6
Maryland...
3.4
Massachusetts...
2.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000210857
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Muni Bond ETF
Trading Symbol	IBMP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.87%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2027 Index™ returned 6.20%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™
Apr 19	$10,076	$10,051	$10,062
May 19	$10,264	$10,185	$10,255
Jun 19	$10,294	$10,228	$10,297
Jul 19	$10,394	$10,307	$10,396
Aug 19	$10,589	$10,450	$10,586
Sep 19	$10,460	$10,378	$10,460
Oct 19	$10,463	$10,393	$10,465
Nov 19	$10,475	$10,410	$10,477
Dec 19	$10,515	$10,442	$10,522
Jan 20	$10,742	$10,609	$10,747
Feb 20	$10,867	$10,732	$10,879
Mar 20	$10,522	$10,417	$10,496
Apr 20	$10,438	$10,302	$10,394
May 20	$10,856	$10,607	$10,799
Jun 20	$10,889	$10,669	$10,844
Jul 20	$11,066	$10,814	$11,029
Aug 20	$11,019	$10,783	$10,992
Sep 20	$11,021	$10,784	$10,989
Oct 20	$10,987	$10,765	$10,958
Nov 20	$11,118	$10,895	$11,091
Dec 20	$11,156	$10,950	$11,148
Jan 21	$11,189	$11,001	$11,198
Feb 21	$10,976	$10,847	$10,994
Mar 21	$11,022	$10,905	$11,050
Apr 21	$11,096	$10,989	$11,129
May 21	$11,105	$11,027	$11,150
Jun 21	$11,121	$11,051	$11,165
Jul 21	$11,212	$11,126	$11,258
Aug 21	$11,183	$11,095	$11,231
Sep 21	$11,095	$11,021	$11,144
Oct 21	$11,065	$11,012	$11,117
Nov 21	$11,118	$11,088	$11,173
Dec 21	$11,132	$11,103	$11,185
Jan 22	$10,815	$10,839	$10,868
Feb 22	$10,773	$10,786	$10,824
Mar 22	$10,491	$10,498	$10,543
Apr 22	$10,275	$10,221	$10,320
May 22	$10,460	$10,370	$10,484
Jun 22	$10,402	$10,201	$10,420
Jul 22	$10,642	$10,453	$10,659
Aug 22	$10,428	$10,213	$10,451
Sep 22	$10,123	$9,862	$10,138
Oct 22	$10,113	$9,801	$10,117
Nov 22	$10,416	$10,247	$10,428
Dec 22	$10,464	$10,252	$10,470
Jan 23	$10,682	$10,530	$10,690
Feb 23	$10,447	$10,288	$10,458
Mar 23	$10,662	$10,509	$10,674
Apr 23	$10,595	$10,489	$10,617
May 23	$10,487	$10,407	$10,511
Jun 23	$10,548	$10,493	$10,575
Jul 23	$10,562	$10,519	$10,592
Aug 23	$10,515	$10,402	$10,545
Sep 23	$10,360	$10,127	$10,383
Oct 23	$10,350	$10,021	$10,371
Nov 23	$10,688	$10,605	$10,712
Dec 23	$10,822	$10,849	$10,848
Jan 24	$10,789	$10,825	$10,818
Feb 24	$10,797	$10,826	$10,826
Mar 24	$10,760	$10,817	$10,800
Apr 24	$10,703	$10,702	$10,740
May 24	$10,668	$10,667	$10,706
Jun 24	$10,757	$10,834	$10,802
Jul 24	$10,855	$10,925	$10,902
Aug 24	$10,968	$11,014	$11,017
Sep 24	$11,029	$11,121	$11,080
Oct 24	$10,958	$10,975	$11,014

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.87%	0.93%	1.66%
S&P Municipal Bond Index...
	9.52	1.09	1.69
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index™...
	6.20	1.03	1.75

Performance Inception Date	Apr. 09, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 479,511,029
Holdings Count | Holding	1,338
Advisory Fees Paid, Amount	$ 745,614
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$479,511,029
Number of Portfolio Holdings...
1,338
Net Investment Advisory Fees...
$745,614
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
28.7%
AA+...
21.6
AA...
15.8
AA-...
13.3
A+...
4.0
A...
1.3
A-...
4.4
Not Rated...
9.9
Short-Term and Other Assets...
1.0
StateFootnote Reference(a)	Percent of Net Assets
California...
11.8%
Texas...
11.6
New York...
9.9
Washington...
4.7
Illinois...
4.4
Florida...
3.5
Pennsylvania...
3.3
Virginia...
3.0
Maryland...
3.0
Ohio...
2.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000210858
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Muni Bond ETF
Trading Symbol	IBMQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.51%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Dec 2028 Index™ returned 6.92%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™
Apr 19	$10,076	$10,048	$10,066
May 19	$10,272	$10,181	$10,276
Jun 19	$10,322	$10,224	$10,321
Jul 19	$10,434	$10,303	$10,428
Aug 19	$10,649	$10,446	$10,643
Sep 19	$10,525	$10,374	$10,511
Oct 19	$10,515	$10,389	$10,505
Nov 19	$10,519	$10,406	$10,510
Dec 19	$10,564	$10,438	$10,556
Jan 20	$10,811	$10,605	$10,803
Feb 20	$10,961	$10,728	$10,959
Mar 20	$10,601	$10,413	$10,538
Apr 20	$10,501	$10,298	$10,397
May 20	$10,964	$10,603	$10,845
Jun 20	$10,997	$10,665	$10,901
Jul 20	$11,191	$10,809	$11,103
Aug 20	$11,117	$10,778	$11,043
Sep 20	$11,102	$10,779	$11,030
Oct 20	$11,069	$10,761	$10,997
Nov 20	$11,226	$10,891	$11,157
Dec 20	$11,281	$10,946	$11,228
Jan 21	$11,322	$10,997	$11,281
Feb 21	$11,066	$10,843	$11,040
Mar 21	$11,125	$10,901	$11,103
Apr 21	$11,213	$10,985	$11,197
May 21	$11,228	$11,023	$11,222
Jun 21	$11,245	$11,047	$11,242
Jul 21	$11,350	$11,122	$11,351
Aug 21	$11,310	$11,090	$11,315
Sep 21	$11,204	$11,017	$11,211
Oct 21	$11,169	$11,008	$11,177
Nov 21	$11,240	$11,084	$11,251
Dec 21	$11,255	$11,098	$11,267
Jan 22	$10,907	$10,835	$10,916
Feb 22	$10,869	$10,782	$10,873
Mar 22	$10,538	$10,494	$10,545
Apr 22	$10,273	$10,217	$10,274
May 22	$10,462	$10,366	$10,450
Jun 22	$10,375	$10,197	$10,360
Jul 22	$10,650	$10,449	$10,640
Aug 22	$10,439	$10,209	$10,425
Sep 22	$10,096	$9,859	$10,066
Oct 22	$10,072	$9,797	$10,035
Nov 22	$10,431	$10,243	$10,402
Dec 22	$10,493	$10,248	$10,456
Jan 23	$10,753	$10,525	$10,719
Feb 23	$10,500	$10,284	$10,466
Mar 23	$10,726	$10,505	$10,696
Apr 23	$10,670	$10,485	$10,645
May 23	$10,537	$10,403	$10,514
Jun 23	$10,605	$10,489	$10,585
Jul 23	$10,618	$10,515	$10,602
Aug 23	$10,545	$10,398	$10,529
Sep 23	$10,343	$10,123	$10,320
Oct 23	$10,317	$10,017	$10,285
Nov 23	$10,734	$10,600	$10,707
Dec 23	$10,910	$10,845	$10,885
Jan 24	$10,861	$10,821	$10,842
Feb 24	$10,869	$10,822	$10,849
Mar 24	$10,830	$10,813	$10,821
Apr 24	$10,742	$10,697	$10,733
May 24	$10,667	$10,663	$10,659
Jun 24	$10,773	$10,829	$10,772
Jul 24	$10,881	$10,921	$10,880
Aug 24	$11,018	$11,009	$11,020
Sep 24	$11,092	$11,117	$11,096
Oct 24	$10,989	$10,970	$10,997

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.51%	0.88%	1.71%
S&P Municipal Bond Index...
	9.52	1.09	1.69
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index™...
	6.92	0.92	1.73

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 371,631,542
Holdings Count | Holding	1,203
Advisory Fees Paid, Amount	$ 562,730
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$371,631,542
Number of Portfolio Holdings...
1,203
Net Investment Advisory Fees...
$562,730
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
29.6%
AA+...
21.4
AA...
16.2
AA-...
12.5
A+...
4.1
A...
1.7
A-...
4.0
BBB+...
0.1
Not Rated...
9.6
Short-Term and Other Assets...
0.8
StateFootnote Reference(a)	Percent of Net Assets
Texas...
12.1%
California...
11.6
New York...
9.8
Washington...
4.1
Illinois...
4.0
Maryland...
3.7
Virginia...
3.6
Florida...
3.5
Ohio...
2.7
Pennsylvania...
2.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000242692
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Muni Bond ETF
Trading Symbol	IBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.38%.

  For the same period, the S&P Municipal Bond Index returned 9.52% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™ returned 7.49%.

What contributed to performance?

Municipal bonds gained during the reporting period, supported by an environment of slowing pricing pressures, delayed rate cuts, and steady growth in the United States. Disappointing labor data sparked a bond rally and helped to move the U.S. Federal Reserve off the sidelines, as it cut short-term rates by 50 basis points in September. During the reporting period, municipal investment grade bonds, particularly those rated AA, contributed the most to the Fund’s return, as the continued strength of the U.S. economy helped to keep municipal default rates low.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™
Apr 23	$10,000	$10,000	$10,000
May 23	$9,831	$9,887	$9,822
Jun 23	$9,917	$9,968	$9,894
Jul 23	$9,955	$9,993	$9,911
Aug 23	$9,844	$9,881	$9,806
Sep 23	$9,590	$9,621	$9,559
Oct 23	$9,555	$9,519	$9,507
Nov 23	$10,094	$10,074	$9,976
Dec 23	$10,345	$10,306	$10,191
Jan 24	$10,298	$10,283	$10,148
Feb 24	$10,297	$10,284	$10,145
Mar 24	$10,260	$10,276	$10,116
Apr 24	$10,148	$10,166	$10,003
May 24	$10,042	$10,134	$9,899
Jun 24	$10,164	$10,292	$10,025
Jul 24	$10,263	$10,379	$10,125
Aug 24	$10,410	$10,463	$10,269
Sep 24	$10,491	$10,565	$10,352
Oct 24	$10,356	$10,425	$10,219

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.38%	2.39%
S&P Municipal Bond Index...
	9.52	2.86
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index™...
	7.49	1.48

Performance Inception Date	May 09, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 146,647,410
Holdings Count | Holding	771
Advisory Fees Paid, Amount	$ 158,351
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$146,647,410
Number of Portfolio Holdings...
771
Net Investment Advisory Fees...
$158,351
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
34.3%
AA+...
19.1
AA...
16.0
AA-...
13.5
A+...
3.4
A...
1.0
A-...
3.2
Not Rated...
8.3
Short-Term and Other Assets...
1.2
StateFootnote Reference(a)	Percent of Net Assets
California...
13.0%
Texas...
12.9
New York...
7.8
Maryland...
4.6
Washington...
4.3
Illinois...
4.1
North Carolina...
3.5
Pennsylvania...
3.5
Florida...
3.4
Ohio...
3.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000093655
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year TIPS Bond ETF
Trading Symbol	STIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.67%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index returned 6.64%.

What contributed to performance?

During the reporting period, inflation expectations moved lower and closer to the U.S. Federal Reserve’s 2% target, supporting a modest return for shorter-maturity TIPS (Treasury Inflation Protected Securities). Amid slowing pricing pressures and steady economic growth, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. Performance for TIPS is influenced by both the direction of interest rates and changes in inflation expectations.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index
Nov 14	$9,980	$10,076	$9,984
Dec 14	$9,848	$10,084	$9,852
Jan 15	$9,940	$10,306	$9,942
Feb 15	$9,922	$10,200	$9,924
Mar 15	$9,885	$10,252	$9,889
Apr 15	$9,951	$10,212	$9,958
May 15	$9,940	$10,188	$9,953
Jun 15	$9,941	$10,078	$9,948
Jul 15	$9,908	$10,150	$9,917
Aug 15	$9,884	$10,135	$9,892
Sep 15	$9,875	$10,203	$9,884
Oct 15	$9,878	$10,207	$9,887
Nov 15	$9,861	$10,178	$9,871
Dec 15	$9,838	$10,144	$9,849
Jan 16	$9,893	$10,290	$9,903
Feb 16	$9,915	$10,366	$9,927
Mar 16	$10,014	$10,456	$10,028
Apr 16	$10,017	$10,495	$10,031
May 16	$10,005	$10,500	$10,020
Jun 16	$10,097	$10,695	$10,113
Jul 16	$10,084	$10,764	$10,103
Aug 16	$10,059	$10,750	$10,077
Sep 16	$10,125	$10,740	$10,143
Oct 16	$10,130	$10,653	$10,147
Nov 16	$10,078	$10,398	$10,095
Dec 16	$10,110	$10,410	$10,127
Jan 17	$10,159	$10,434	$10,172
Feb 17	$10,170	$10,505	$10,182
Mar 17	$10,180	$10,501	$10,197
Apr 17	$10,175	$10,580	$10,198
May 17	$10,169	$10,663	$10,190
Jun 17	$10,125	$10,654	$10,146
Jul 17	$10,154	$10,698	$10,175
Aug 17	$10,181	$10,798	$10,204
Sep 17	$10,173	$10,743	$10,194
Oct 17	$10,189	$10,750	$10,213
Nov 17	$10,171	$10,736	$10,196
Dec 17	$10,191	$10,786	$10,215
Jan 18	$10,164	$10,662	$10,187
Feb 18	$10,160	$10,561	$10,183
Mar 18	$10,208	$10,630	$10,237
Apr 18	$10,208	$10,552	$10,233
May 18	$10,245	$10,626	$10,270
Jun 18	$10,258	$10,615	$10,287
Jul 18	$10,244	$10,616	$10,270
Aug 18	$10,297	$10,685	$10,323
Sep 18	$10,273	$10,617	$10,298
Oct 18	$10,228	$10,534	$10,256
Nov 18	$10,229	$10,595	$10,256
Dec 18	$10,242	$10,791	$10,275
Jan 19	$10,320	$10,901	$10,348
Feb 19	$10,339	$10,900	$10,367
Mar 19	$10,413	$11,114	$10,446
Apr 19	$10,462	$11,116	$10,493
May 19	$10,516	$11,317	$10,548
Jun 19	$10,580	$11,464	$10,618
Jul 19	$10,589	$11,494	$10,620
Aug 19	$10,646	$11,807	$10,676
Sep 19	$10,623	$11,736	$10,652
Oct 19	$10,655	$11,768	$10,684
Nov 19	$10,667	$11,762	$10,697
Dec 19	$10,744	$11,749	$10,774
Jan 20	$10,794	$11,987	$10,820
Feb 20	$10,849	$12,206	$10,876
Mar 20	$10,678	$12,119	$10,700
Apr 20	$10,817	$12,331	$10,827
May 20	$10,892	$12,394	$10,899
Jun 20	$10,972	$12,477	$10,981
Jul 20	$11,049	$12,670	$11,062
Aug 20	$11,174	$12,565	$11,190
Sep 20	$11,158	$12,564	$11,173
Oct 20	$11,133	$12,501	$11,148
Nov 20	$11,202	$12,624	$11,216
Dec 20	$11,299	$12,638	$11,320
Jan 21	$11,360	$12,539	$11,380
Feb 21	$11,379	$12,315	$11,392
Mar 21	$11,436	$12,185	$11,441
Apr 21	$11,530	$12,290	$11,536
May 21	$11,614	$12,327	$11,631
Jun 21	$11,628	$12,431	$11,634
Jul 21	$11,778	$12,565	$11,786
Aug 21	$11,783	$12,548	$11,790
Sep 21	$11,781	$12,428	$11,786
Oct 21	$11,862	$12,431	$11,867
Nov 21	$11,882	$12,479	$11,885
Dec 21	$11,918	$12,439	$11,924
Jan 22	$11,855	$12,178	$11,858
Feb 22	$11,976	$12,023	$11,980
Mar 22	$11,882	$11,687	$11,889
Apr 22	$11,877	$11,258	$11,886
May 22	$11,929	$11,306	$11,936
Jun 22	$11,755	$11,154	$11,758
Jul 22	$11,959	$11,412	$11,972
Aug 22	$11,782	$11,102	$11,788
Sep 22	$11,448	$10,613	$11,450
Oct 22	$11,564	$10,468	$11,565
Nov 22	$11,619	$10,847	$11,621
Dec 22	$11,583	$10,801	$11,598
Jan 23	$11,676	$11,126	$11,675
Feb 23	$11,627	$10,847	$11,631
Mar 23	$11,840	$11,122	$11,849
Apr 23	$11,867	$11,193	$11,879
May 23	$11,788	$11,071	$11,794
Jun 23	$11,765	$11,031	$11,772
Jul 23	$11,826	$11,022	$11,829
Aug 23	$11,839	$10,953	$11,842
Sep 23	$11,817	$10,681	$11,822
Oct 23	$11,861	$10,515	$11,866
Nov 23	$11,985	$10,977	$11,990
Dec 23	$12,115	$11,384	$12,119
Jan 24	$12,172	$11,370	$12,175
Feb 24	$12,149	$11,215	$12,152
Mar 24	$12,212	$11,309	$12,218
Apr 24	$12,212	$11,036	$12,218
May 24	$12,325	$11,223	$12,330
Jun 24	$12,393	$11,331	$12,398
Jul 24	$12,510	$11,593	$12,512
Aug 24	$12,582	$11,759	$12,584
Sep 24	$12,707	$11,916	$12,710
Oct 24	$12,652	$11,625	$12,654

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.67%	3.49%	2.38%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index...
	6.64	3.44	2.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,125,899,966
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 2,437,647
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,125,899,966
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$2,437,647
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
21.1%
1-2 Years...
18.4
2-3 Years...
19.1
3-4 Years...
21.6
4-5 Years...
19.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes	0.00
1.25%, 04/15/28...
6.6%
2.13%, 04/15/29...
5.5
2.38%, 10/15/28...
5.1
1.63%, 10/15/27...
5.0
0.25%, 01/15/25...
4.9
0.38%, 07/15/25...
4.9
0.13%, 10/15/25...
4.9
0.13%, 10/15/26...
4.8
0.13%, 04/15/27...
4.7
0.50%, 01/15/28...
4.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012093
Shareholder Report [Line Items]
Fund Name	iShares TIPS Bond ETF
Trading Symbol	TIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.41%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE U.S. Treasury Inflation Linked Bond Index returned 8.56%.

What contributed to performance?

Inflation expectations moved lower during the reporting period, closer to the U.S. Federal Reserve’s 2% target, supporting a modest return for Treasury Inflation Protected Securities (TIPS) issues. Amid slowing pricing pressures and steady economic growth, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. Performance for TIPS is influenced by both the direction of interest rates and changes in inflation expectations. In addition to falling inflation rates, the 10-year breakeven ended at 2.33%, down from 2.42% a year earlier, based on data from the St. Louis Fed.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Inflation Linked Bond Index
Nov 14	$10,021	$10,076	$10,026
Dec 14	$9,908	$10,084	$9,913
Jan 15	$10,223	$10,306	$10,225
Feb 15	$10,099	$10,200	$10,102
Mar 15	$10,048	$10,252	$10,054
Apr 15	$10,118	$10,212	$10,128
May 15	$10,027	$10,188	$10,045
Jun 15	$9,935	$10,078	$9,947
Jul 15	$9,952	$10,150	$9,968
Aug 15	$9,875	$10,135	$9,892
Sep 15	$9,816	$10,203	$9,833
Oct 15	$9,842	$10,207	$9,858
Nov 15	$9,831	$10,178	$9,848
Dec 15	$9,751	$10,144	$9,770
Jan 16	$9,896	$10,290	$9,915
Feb 16	$10,005	$10,366	$10,026
Mar 16	$10,182	$10,456	$10,206
Apr 16	$10,215	$10,495	$10,241
May 16	$10,143	$10,500	$10,169
Jun 16	$10,351	$10,695	$10,380
Jul 16	$10,438	$10,764	$10,470
Aug 16	$10,396	$10,750	$10,423
Sep 16	$10,450	$10,740	$10,480
Oct 16	$10,408	$10,653	$10,438
Nov 16	$10,208	$10,398	$10,238
Dec 16	$10,195	$10,410	$10,228
Jan 17	$10,282	$10,434	$10,314
Feb 17	$10,331	$10,505	$10,362
Mar 17	$10,320	$10,501	$10,357
Apr 17	$10,379	$10,580	$10,418
May 17	$10,377	$10,663	$10,414
Jun 17	$10,278	$10,654	$10,315
Jul 17	$10,322	$10,698	$10,361
Aug 17	$10,432	$10,798	$10,471
Sep 17	$10,364	$10,743	$10,404
Oct 17	$10,384	$10,750	$10,426
Nov 17	$10,397	$10,736	$10,440
Dec 17	$10,493	$10,786	$10,535
Jan 18	$10,403	$10,662	$10,445
Feb 18	$10,301	$10,561	$10,344
Mar 18	$10,403	$10,630	$10,452
Apr 18	$10,399	$10,552	$10,446
May 18	$10,443	$10,626	$10,491
Jun 18	$10,484	$10,615	$10,533
Jul 18	$10,433	$10,616	$10,482
Aug 18	$10,508	$10,685	$10,558
Sep 18	$10,396	$10,617	$10,447
Oct 18	$10,243	$10,534	$10,297
Nov 18	$10,291	$10,595	$10,346
Dec 18	$10,343	$10,791	$10,403
Jan 19	$10,484	$10,901	$10,542
Feb 19	$10,482	$10,900	$10,541
Mar 19	$10,670	$11,114	$10,735
Apr 19	$10,703	$11,116	$10,771
May 19	$10,879	$11,317	$10,948
Jun 19	$10,965	$11,464	$11,042
Jul 19	$11,009	$11,494	$11,082
Aug 19	$11,273	$11,807	$11,345
Sep 19	$11,117	$11,736	$11,191
Oct 19	$11,145	$11,768	$11,220
Nov 19	$11,162	$11,762	$11,237
Dec 19	$11,199	$11,749	$11,279
Jan 20	$11,437	$11,987	$11,516
Feb 20	$11,594	$12,206	$11,675
Mar 20	$11,386	$12,119	$11,470
Apr 20	$11,712	$12,331	$11,789
May 20	$11,748	$12,394	$11,825
Jun 20	$11,877	$12,477	$11,957
Jul 20	$12,148	$12,670	$12,231
Aug 20	$12,275	$12,565	$12,365
Sep 20	$12,230	$12,564	$12,319
Oct 20	$12,150	$12,501	$12,240
Nov 20	$12,288	$12,624	$12,377
Dec 20	$12,420	$12,638	$12,519
Jan 21	$12,457	$12,539	$12,560
Feb 21	$12,245	$12,315	$12,358
Mar 21	$12,212	$12,185	$12,335
Apr 21	$12,379	$12,290	$12,507
May 21	$12,519	$12,327	$12,659
Jun 21	$12,604	$12,431	$12,736
Jul 21	$12,933	$12,565	$13,075
Aug 21	$12,912	$12,548	$13,052
Sep 21	$12,819	$12,428	$12,959
Oct 21	$12,960	$12,431	$13,106
Nov 21	$13,076	$12,479	$13,223
Dec 21	$13,106	$12,439	$13,265
Jan 22	$12,848	$12,178	$12,996
Feb 22	$12,956	$12,023	$13,107
Mar 22	$12,709	$11,687	$12,864
Apr 22	$12,441	$11,258	$12,601
May 22	$12,321	$11,306	$12,476
Jun 22	$11,932	$11,154	$12,081
Jul 22	$12,439	$11,412	$12,607
Aug 22	$12,115	$11,102	$12,272
Sep 22	$11,311	$10,613	$11,460
Oct 22	$11,454	$10,468	$11,602
Nov 22	$11,659	$10,847	$11,814
Dec 22	$11,516	$10,801	$11,693
Jan 23	$11,750	$11,126	$11,908
Feb 23	$11,587	$10,847	$11,741
Mar 23	$11,917	$11,122	$12,083
Apr 23	$11,928	$11,193	$12,099
May 23	$11,783	$11,071	$11,947
Jun 23	$11,742	$11,031	$11,907
Jul 23	$11,760	$11,022	$11,926
Aug 23	$11,652	$10,953	$11,818
Sep 23	$11,434	$10,681	$11,599
Oct 23	$11,354	$10,515	$11,519
Nov 23	$11,653	$10,977	$11,824
Dec 23	$11,940	$11,384	$12,114
Jan 24	$11,986	$11,370	$12,162
Feb 24	$11,858	$11,215	$12,033
Mar 24	$11,931	$11,309	$12,112
Apr 24	$11,753	$11,036	$11,933
May 24	$11,950	$11,223	$12,135
Jun 24	$12,040	$11,331	$12,227
Jul 24	$12,258	$11,593	$12,449
Aug 24	$12,352	$11,759	$12,546
Sep 24	$12,533	$11,916	$12,732
Oct 24	$12,308	$11,625	$12,505

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	8.41%	2.01%	2.10%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE U.S. Treasury Inflation Linked Bond Index...
	8.56	2.19	2.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 17,378,658,009
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 34,265,032
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,378,658,009
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$34,265,032
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.3%
1-5 Years...
52.1
5-10 Years...
32.8
15-20 Years...
5.5
20-25 Years...
4.4
25-30 Years...
4.9

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes	0.00
1.75%, 01/15/34...
3.8%
0.63%, 07/15/32...
3.7
1.13%, 01/15/33...
3.7
1.38%, 07/15/33...
3.5
2.13%, 04/15/29...
3.5
2.38%, 10/15/28...
3.4
1.63%, 10/15/27...
3.3
0.13%, 01/15/32...
3.3
1.25%, 04/15/28...
3.3
0.13%, 07/15/31...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000110086
Shareholder Report [Line Items]
Fund Name	iShares U.S. Treasury Bond ETF
Trading Symbol	GOVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.37%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE® U.S. Treasury Core Bond Index returned 8.41%.

What contributed to performance?

U.S. Treasury returns moved higher during the reporting period amid both expectations and the realization of an interest rate cut by the U.S. Federal Reserve Bank. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50 basis point cut. Leading up to the interest rate decision meeting, the yield on the 10-year Treasury moved lower but trended steadily higher following September’s rate cut, ultimately ending the period at 4.28%, down from 4.93% (bond prices and yields move in opposite directions). The pivot to lower interest rates benefited longer-term issues, which are more sensitive to interest rate movements, and the Fund’s allocation to bonds with maturities of seven to ten years and over ten years contributed meaningfully to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE® U.S. Treasury Core Bond Index
Nov 14	$10,079	$10,076	$10,081
Dec 14	$10,096	$10,084	$10,095
Jan 15	$10,353	$10,306	$10,356
Feb 15	$10,192	$10,200	$10,196
Mar 15	$10,257	$10,252	$10,261
Apr 15	$10,203	$10,212	$10,207
May 15	$10,183	$10,188	$10,188
Jun 15	$10,094	$10,078	$10,098
Jul 15	$10,177	$10,150	$10,182
Aug 15	$10,181	$10,135	$10,187
Sep 15	$10,269	$10,203	$10,276
Oct 15	$10,232	$10,207	$10,239
Nov 15	$10,191	$10,178	$10,197
Dec 15	$10,173	$10,144	$10,180
Jan 16	$10,384	$10,290	$10,397
Feb 16	$10,482	$10,366	$10,490
Mar 16	$10,498	$10,456	$10,506
Apr 16	$10,486	$10,495	$10,495
May 16	$10,486	$10,500	$10,495
Jun 16	$10,715	$10,695	$10,726
Jul 16	$10,756	$10,764	$10,766
Aug 16	$10,695	$10,750	$10,706
Sep 16	$10,682	$10,740	$10,693
Oct 16	$10,562	$10,653	$10,575
Nov 16	$10,278	$10,398	$10,293
Dec 16	$10,267	$10,410	$10,283
Jan 17	$10,287	$10,434	$10,305
Feb 17	$10,339	$10,505	$10,356
Mar 17	$10,334	$10,501	$10,352
Apr 17	$10,404	$10,580	$10,424
May 17	$10,472	$10,663	$10,492
Jun 17	$10,457	$10,654	$10,474
Jul 17	$10,471	$10,698	$10,492
Aug 17	$10,585	$10,798	$10,606
Sep 17	$10,491	$10,743	$10,515
Oct 17	$10,476	$10,750	$10,502
Nov 17	$10,462	$10,736	$10,487
Dec 17	$10,492	$10,786	$10,520
Jan 18	$10,345	$10,662	$10,376
Feb 18	$10,269	$10,561	$10,298
Mar 18	$10,363	$10,630	$10,396
Apr 18	$10,278	$10,552	$10,312
May 18	$10,370	$10,626	$10,405
Jun 18	$10,371	$10,615	$10,407
Jul 18	$10,329	$10,616	$10,363
Aug 18	$10,406	$10,685	$10,442
Sep 18	$10,306	$10,617	$10,345
Oct 18	$10,256	$10,534	$10,296
Nov 18	$10,347	$10,595	$10,387
Dec 18	$10,570	$10,791	$10,611
Jan 19	$10,617	$10,901	$10,660
Feb 19	$10,590	$10,900	$10,632
Mar 19	$10,787	$11,114	$10,835
Apr 19	$10,760	$11,116	$10,804
May 19	$11,011	$11,317	$11,060
Jun 19	$11,108	$11,464	$11,161
Jul 19	$11,096	$11,494	$11,148
Aug 19	$11,477	$11,807	$11,529
Sep 19	$11,379	$11,736	$11,429
Oct 19	$11,383	$11,768	$11,436
Nov 19	$11,345	$11,762	$11,403
Dec 19	$11,279	$11,749	$11,339
Jan 20	$11,558	$11,987	$11,618
Feb 20	$11,859	$12,206	$11,925
Mar 20	$12,238	$12,119	$12,303
Apr 20	$12,280	$12,331	$12,350
May 20	$12,246	$12,394	$12,316
Jun 20	$12,256	$12,477	$12,329
Jul 20	$12,396	$12,670	$12,469
Aug 20	$12,259	$12,565	$12,331
Sep 20	$12,279	$12,564	$12,351
Oct 20	$12,161	$12,501	$12,234
Nov 20	$12,202	$12,624	$12,277
Dec 20	$12,173	$12,638	$12,248
Jan 21	$12,053	$12,539	$12,120
Feb 21	$11,826	$12,315	$11,858
Mar 21	$11,648	$12,185	$11,725
Apr 21	$11,736	$12,290	$11,814
May 21	$11,759	$12,327	$11,837
Jun 21	$11,853	$12,431	$11,932
Jul 21	$12,010	$12,565	$12,093
Aug 21	$11,989	$12,548	$12,072
Sep 21	$11,861	$12,428	$11,940
Oct 21	$11,847	$12,431	$11,932
Nov 21	$11,938	$12,479	$12,025
Dec 21	$11,864	$12,439	$11,949
Jan 22	$11,653	$12,178	$11,738
Feb 22	$11,572	$12,023	$11,659
Mar 22	$11,207	$11,687	$11,298
Apr 22	$10,860	$11,258	$10,949
May 22	$10,877	$11,306	$10,967
Jun 22	$10,781	$11,154	$10,871
Jul 22	$10,951	$11,412	$11,046
Aug 22	$10,676	$11,102	$10,769
Sep 22	$10,309	$10,613	$10,399
Oct 22	$10,164	$10,468	$10,253
Nov 22	$10,437	$10,847	$10,527
Dec 22	$10,358	$10,801	$10,475
Jan 23	$10,645	$11,126	$10,735
Feb 23	$10,400	$10,847	$10,484
Mar 23	$10,701	$11,122	$10,788
Apr 23	$10,757	$11,193	$10,845
May 23	$10,634	$11,071	$10,719
Jun 23	$10,557	$11,031	$10,638
Jul 23	$10,519	$11,022	$10,602
Aug 23	$10,464	$10,953	$10,547
Sep 23	$10,232	$10,681	$10,313
Oct 23	$10,109	$10,515	$10,189
Nov 23	$10,458	$10,977	$10,540
Dec 23	$10,794	$11,384	$10,880
Jan 24	$10,781	$11,370	$10,867
Feb 24	$10,640	$11,215	$10,724
Mar 24	$10,698	$11,309	$10,782
Apr 24	$10,460	$11,036	$10,542
May 24	$10,611	$11,223	$10,695
Jun 24	$10,716	$11,331	$10,802
Jul 24	$10,951	$11,593	$11,040
Aug 24	$11,092	$11,759	$11,181
Sep 24	$11,223	$11,916	$11,315
Oct 24	$10,955	$11,625	$11,045

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	8.37%	(0.76)%	0.92%
ICE BofA US Broad Market Index...
	10.55	(0.24)	1.52
ICE® U.S. Treasury Core Bond Index...
	8.41	(0.69)	1.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 28,768,517,103
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 12,582,086
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$28,768,517,103
Number of Portfolio Holdings...
185
Net Investment Advisory Fees...
$12,582,086
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
1.5%
1-5 Years...
57.6
5-10 Years...
20.5
10-15 Years...
1.2
15-20 Years...
7.2
More than 20 Years...
12.0

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes	0.00
1.38%, 11/15/31...
5.1%
3.13%, 11/15/28...
3.2
2.63%, 02/15/29...
2.9
1.88%, 02/15/51...
2.7
2.75%, 02/15/28...
2.6
0.38%, 11/30/25...
2.3
2.25%, 02/15/27...
2.3
0.75%, 08/31/26...
1.9
1.63%, 05/15/26...
1.8
2.50%, 05/15/46...
1.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000217185
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2024 Term Treasury ETF
Trading Symbol	IBTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.46%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2024 Maturity US Treasury Index returned 4.86%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2024 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,104	$10,071	$10,103
Mar 20	$10,343	$9,999	$10,345
Apr 20	$10,360	$10,174	$10,361
May 20	$10,385	$10,226	$10,389
Jun 20	$10,403	$10,295	$10,404
Jul 20	$10,425	$10,453	$10,429
Aug 20	$10,415	$10,367	$10,419
Sep 20	$10,417	$10,366	$10,420
Oct 20	$10,395	$10,315	$10,399
Nov 20	$10,404	$10,416	$10,409
Dec 20	$10,413	$10,427	$10,421
Jan 21	$10,409	$10,346	$10,413
Feb 21	$10,367	$10,161	$10,361
Mar 21	$10,343	$10,054	$10,355
Apr 21	$10,364	$10,140	$10,372
May 21	$10,380	$10,171	$10,389
Jun 21	$10,348	$10,257	$10,356
Jul 21	$10,385	$10,367	$10,394
Aug 21	$10,380	$10,353	$10,389
Sep 21	$10,358	$10,254	$10,366
Oct 21	$10,301	$10,256	$10,309
Nov 21	$10,296	$10,297	$10,305
Dec 21	$10,272	$10,263	$10,279
Jan 22	$10,179	$10,048	$10,187
Feb 22	$10,124	$9,920	$10,134
Mar 22	$9,947	$9,643	$9,957
Apr 22	$9,893	$9,288	$9,903
May 22	$9,959	$9,328	$9,969
Jun 22	$9,895	$9,203	$9,905
Jul 22	$9,933	$9,416	$9,943
Aug 22	$9,861	$9,160	$9,871
Sep 22	$9,754	$8,756	$9,764
Oct 22	$9,741	$8,637	$9,752
Nov 22	$9,788	$8,950	$9,800
Dec 22	$9,810	$8,912	$9,825
Jan 23	$9,864	$9,180	$9,875
Feb 23	$9,826	$8,950	$9,839
Mar 23	$9,943	$9,177	$9,956
Apr 23	$9,959	$9,235	$9,973
May 23	$9,951	$9,135	$9,965
Jun 23	$9,960	$9,102	$9,975
Jul 23	$10,005	$9,094	$10,020
Aug 23	$10,049	$9,037	$10,065
Sep 23	$10,085	$8,813	$10,102
Oct 23	$10,129	$8,676	$10,146
Nov 23	$10,185	$9,057	$10,203
Dec 23	$10,241	$9,393	$10,260
Jan 24	$10,284	$9,382	$10,303
Feb 24	$10,318	$9,253	$10,335
Mar 24	$10,360	$9,331	$10,377
Apr 24	$10,404	$9,106	$10,420
May 24	$10,452	$9,260	$10,466
Jun 24	$10,494	$9,349	$10,508
Jul 24	$10,544	$9,565	$10,556
Aug 24	$10,594	$9,702	$10,595
Sep 24	$10,641	$9,832	$10,622
Oct 24	$10,682	$9,591	$10,640

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.46%	1.42%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2024 Maturity US Treasury Index...
	4.86	1.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,794,648,454
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,746,359
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,794,648,454
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$1,746,359
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
20.7%
Not Rated...
6.3
Short-Term and Other Assets...
73.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/30/24...
8.2%
U.S. Treasury Notes, 1.50%, 11/30/24...
6.6
U.S. Treasury Notes, 0.75%, 11/15/24...
6.3
U.S. Treasury Notes, 2.25%, 11/15/24...
3.3
U.S. Treasury Notes, 1.00%, 12/15/24...
2.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217186
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Treasury ETF
Trading Symbol	IBTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.71%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2025 Maturity US Treasury Index returned 5.76%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,112	$10,071	$10,116
Mar 20	$10,387	$9,999	$10,391
Apr 20	$10,412	$10,174	$10,415
May 20	$10,437	$10,226	$10,442
Jun 20	$10,459	$10,295	$10,462
Jul 20	$10,497	$10,453	$10,500
Aug 20	$10,479	$10,367	$10,483
Sep 20	$10,481	$10,366	$10,486
Oct 20	$10,439	$10,315	$10,444
Nov 20	$10,453	$10,416	$10,459
Dec 20	$10,464	$10,427	$10,471
Jan 21	$10,448	$10,346	$10,448
Feb 21	$10,345	$10,161	$10,330
Mar 21	$10,289	$10,054	$10,297
Apr 21	$10,329	$10,140	$10,339
May 21	$10,354	$10,171	$10,366
Jun 21	$10,322	$10,257	$10,331
Jul 21	$10,391	$10,367	$10,401
Aug 21	$10,375	$10,353	$10,384
Sep 21	$10,324	$10,254	$10,334
Oct 21	$10,248	$10,256	$10,257
Nov 21	$10,249	$10,297	$10,258
Dec 21	$10,220	$10,263	$10,230
Jan 22	$10,103	$10,048	$10,112
Feb 22	$10,041	$9,920	$10,050
Mar 22	$9,794	$9,643	$9,802
Apr 22	$9,700	$9,288	$9,709
May 22	$9,774	$9,328	$9,781
Jun 22	$9,712	$9,203	$9,720
Jul 22	$9,790	$9,416	$9,797
Aug 22	$9,642	$9,160	$9,652
Sep 22	$9,477	$8,756	$9,487
Oct 22	$9,466	$8,637	$9,476
Nov 22	$9,566	$8,950	$9,576
Dec 22	$9,563	$8,912	$9,582
Jan 23	$9,664	$9,180	$9,675
Feb 23	$9,555	$8,950	$9,567
Mar 23	$9,734	$9,177	$9,747
Apr 23	$9,764	$9,235	$9,776
May 23	$9,723	$9,135	$9,735
Jun 23	$9,663	$9,102	$9,675
Jul 23	$9,695	$9,094	$9,707
Aug 23	$9,735	$9,037	$9,747
Sep 23	$9,738	$8,813	$9,751
Oct 23	$9,776	$8,676	$9,790
Nov 23	$9,862	$9,057	$9,875
Dec 23	$9,957	$9,393	$9,971
Jan 24	$9,998	$9,382	$10,013
Feb 24	$9,979	$9,253	$9,994
Mar 24	$10,012	$9,331	$10,028
Apr 24	$10,019	$9,106	$10,035
May 24	$10,072	$9,260	$10,089
Jun 24	$10,115	$9,349	$10,132
Jul 24	$10,189	$9,565	$10,208
Aug 24	$10,255	$9,702	$10,273
Sep 24	$10,319	$9,832	$10,338
Oct 24	$10,334	$9,591	$10,353

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.71%	0.70%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2025 Maturity US Treasury Index...
	5.76	0.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,061,839,866
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,468,294
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,061,839,866
Number of Portfolio Holdings...
31
Net Investment Advisory Fees...
$1,468,294
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes	0.00
0.25%, 05/31/25...
7.1%
2.88%, 06/15/25...
6.8
0.38%, 11/30/25...
6.8
3.00%, 09/30/25...
6.4
2.75%, 05/15/25...
6.1
0.25%, 08/31/25...
5.8
2.88%, 07/31/25...
4.9
3.00%, 10/31/25...
4.6
1.75%, 03/15/25...
4.5
1.50%, 02/15/25...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217187
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Treasury ETF
Trading Symbol	IBTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.12%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2026 Maturity US Treasury Index returned 6.18%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,132	$10,071	$10,131
Mar 20	$10,444	$9,999	$10,443
Apr 20	$10,472	$10,174	$10,475
May 20	$10,501	$10,226	$10,503
Jun 20	$10,518	$10,295	$10,521
Jul 20	$10,576	$10,453	$10,579
Aug 20	$10,546	$10,367	$10,551
Sep 20	$10,560	$10,366	$10,563
Oct 20	$10,490	$10,315	$10,495
Nov 20	$10,516	$10,416	$10,518
Dec 20	$10,528	$10,427	$10,532
Jan 21	$10,488	$10,346	$10,485
Feb 21	$10,337	$10,161	$10,313
Mar 21	$10,241	$10,054	$10,247
Apr 21	$10,299	$10,140	$10,307
May 21	$10,336	$10,171	$10,342
Jun 21	$10,322	$10,257	$10,324
Jul 21	$10,416	$10,367	$10,423
Aug 21	$10,393	$10,353	$10,398
Sep 21	$10,310	$10,254	$10,315
Oct 21	$10,222	$10,256	$10,227
Nov 21	$10,248	$10,297	$10,251
Dec 21	$10,208	$10,263	$10,211
Jan 22	$10,066	$10,048	$10,072
Feb 22	$10,009	$9,920	$10,014
Mar 22	$9,717	$9,643	$9,719
Apr 22	$9,566	$9,288	$9,568
May 22	$9,643	$9,328	$9,644
Jun 22	$9,574	$9,203	$9,577
Jul 22	$9,704	$9,416	$9,708
Aug 22	$9,486	$9,160	$9,490
Sep 22	$9,260	$8,756	$9,266
Oct 22	$9,230	$8,637	$9,236
Nov 22	$9,387	$8,950	$9,393
Dec 22	$9,368	$8,912	$9,386
Jan 23	$9,516	$9,180	$9,522
Feb 23	$9,355	$8,950	$9,361
Mar 23	$9,574	$9,177	$9,580
Apr 23	$9,628	$9,235	$9,634
May 23	$9,567	$9,135	$9,573
Jun 23	$9,474	$9,102	$9,481
Jul 23	$9,499	$9,094	$9,507
Aug 23	$9,524	$9,037	$9,532
Sep 23	$9,490	$8,813	$9,498
Oct 23	$9,508	$8,676	$9,517
Nov 23	$9,641	$9,057	$9,650
Dec 23	$9,772	$9,393	$9,782
Jan 24	$9,808	$9,382	$9,819
Feb 24	$9,744	$9,253	$9,756
Mar 24	$9,771	$9,331	$9,783
Apr 24	$9,724	$9,106	$9,737
May 24	$9,796	$9,260	$9,809
Jun 24	$9,852	$9,349	$9,866
Jul 24	$9,968	$9,565	$9,982
Aug 24	$10,058	$9,702	$10,072
Sep 24	$10,138	$9,832	$10,153
Oct 24	$10,090	$9,591	$10,105

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.12%	0.19%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2026 Maturity US Treasury Index...
	6.18	0.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,416,855,081
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 707,667
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,416,855,081
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$707,667
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.5%
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 08/15/26...
6.6%
0.75%, 03/31/26...
6.5
1.63%, 05/15/26...
6.4
0.75%, 05/31/26...
6.1
0.75%, 04/30/26...
5.4
1.13%, 10/31/26...
5.2
1.25%, 11/30/26...
4.8
0.50%, 02/28/26...
4.5
0.38%, 01/31/26...
4.4
4.50%, 03/31/26...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217188
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Treasury ETF
Trading Symbol	IBTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.84%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2027 Maturity US Treasury Index returned 6.90%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,148	$10,071	$10,145
Mar 20	$10,487	$9,999	$10,490
Apr 20	$10,524	$10,174	$10,525
May 20	$10,545	$10,226	$10,545
Jun 20	$10,554	$10,295	$10,556
Jul 20	$10,623	$10,453	$10,628
Aug 20	$10,573	$10,367	$10,579
Sep 20	$10,590	$10,366	$10,600
Oct 20	$10,492	$10,315	$10,501
Nov 20	$10,517	$10,416	$10,528
Dec 20	$10,520	$10,427	$10,530
Jan 21	$10,456	$10,346	$10,458
Feb 21	$10,248	$10,161	$10,224
Mar 21	$10,096	$10,054	$10,111
Apr 21	$10,178	$10,140	$10,192
May 21	$10,222	$10,171	$10,238
Jun 21	$10,244	$10,257	$10,258
Jul 21	$10,385	$10,367	$10,398
Aug 21	$10,352	$10,353	$10,367
Sep 21	$10,234	$10,254	$10,250
Oct 21	$10,144	$10,256	$10,161
Nov 21	$10,200	$10,297	$10,216
Dec 21	$10,155	$10,263	$10,174
Jan 22	$9,994	$10,048	$10,011
Feb 22	$9,949	$9,920	$9,963
Mar 22	$9,623	$9,643	$9,635
Apr 22	$9,413	$9,288	$9,426
May 22	$9,483	$9,328	$9,497
Jun 22	$9,406	$9,203	$9,420
Jul 22	$9,579	$9,416	$9,594
Aug 22	$9,329	$9,160	$9,342
Sep 22	$9,054	$8,756	$9,067
Oct 22	$9,011	$8,637	$9,023
Nov 22	$9,203	$8,950	$9,215
Dec 22	$9,161	$8,912	$9,187
Jan 23	$9,343	$9,180	$9,356
Feb 23	$9,141	$8,950	$9,154
Mar 23	$9,390	$9,177	$9,403
Apr 23	$9,455	$9,235	$9,469
May 23	$9,372	$9,135	$9,386
Jun 23	$9,261	$9,102	$9,275
Jul 23	$9,282	$9,094	$9,297
Aug 23	$9,291	$9,037	$9,305
Sep 23	$9,219	$8,813	$9,233
Oct 23	$9,202	$8,676	$9,217
Nov 23	$9,389	$9,057	$9,405
Dec 23	$9,562	$9,393	$9,579
Jan 24	$9,594	$9,382	$9,612
Feb 24	$9,496	$9,253	$9,514
Mar 24	$9,526	$9,331	$9,545
Apr 24	$9,432	$9,106	$9,450
May 24	$9,525	$9,260	$9,544
Jun 24	$9,593	$9,349	$9,613
Jul 24	$9,748	$9,565	$9,768
Aug 24	$9,850	$9,702	$9,871
Sep 24	$9,938	$9,832	$9,960
Oct 24	$9,831	$9,591	$9,853

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.84%	(0.36)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2027 Maturity US Treasury Index...
	6.90	(0.32)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,053,248,007
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 541,163
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,053,248,007
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$541,163
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.9%
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 09/30/27...
6.0%
1.88%, 02/28/27...
5.4
2.25%, 11/15/27...
5.4
0.50%, 10/31/27...
5.2
2.75%, 04/30/27...
4.9
1.50%, 01/31/27...
4.6
3.25%, 06/30/27...
4.4
2.25%, 02/15/27...
4.2
4.50%, 04/15/27...
4.1
0.50%, 04/30/27...
4.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217189
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Treasury ETF
Trading Symbol	IBTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.36%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2028 Maturity US Treasury Index returned 7.39%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,159	$10,071	$10,159
Mar 20	$10,517	$9,999	$10,518
Apr 20	$10,570	$10,174	$10,570
May 20	$10,584	$10,226	$10,586
Jun 20	$10,593	$10,295	$10,593
Jul 20	$10,674	$10,453	$10,676
Aug 20	$10,597	$10,367	$10,603
Sep 20	$10,623	$10,366	$10,629
Oct 20	$10,501	$10,315	$10,509
Nov 20	$10,531	$10,416	$10,539
Dec 20	$10,515	$10,427	$10,524
Jan 21	$10,435	$10,346	$10,435
Feb 21	$10,210	$10,161	$10,181
Mar 21	$10,031	$10,054	$10,043
Apr 21	$10,117	$10,140	$10,127
May 21	$10,153	$10,171	$10,171
Jun 21	$10,208	$10,257	$10,218
Jul 21	$10,364	$10,367	$10,379
Aug 21	$10,332	$10,353	$10,344
Sep 21	$10,199	$10,254	$10,211
Oct 21	$10,111	$10,256	$10,123
Nov 21	$10,185	$10,297	$10,196
Dec 21	$10,149	$10,263	$10,159
Jan 22	$9,967	$10,048	$9,976
Feb 22	$9,927	$9,920	$9,939
Mar 22	$9,578	$9,643	$9,587
Apr 22	$9,315	$9,288	$9,325
May 22	$9,380	$9,328	$9,390
Jun 22	$9,299	$9,203	$9,308
Jul 22	$9,501	$9,416	$9,512
Aug 22	$9,208	$9,160	$9,219
Sep 22	$8,893	$8,756	$8,904
Oct 22	$8,827	$8,637	$8,839
Nov 22	$9,064	$8,950	$9,076
Dec 22	$8,996	$8,912	$9,027
Jan 23	$9,219	$9,180	$9,233
Feb 23	$8,995	$8,950	$9,008
Mar 23	$9,266	$9,177	$9,281
Apr 23	$9,335	$9,235	$9,350
May 23	$9,244	$9,135	$9,259
Jun 23	$9,126	$9,102	$9,140
Jul 23	$9,135	$9,094	$9,149
Aug 23	$9,131	$9,037	$9,145
Sep 23	$9,019	$8,813	$9,033
Oct 23	$8,971	$8,676	$8,985
Nov 23	$9,204	$9,057	$9,218
Dec 23	$9,411	$9,393	$9,426
Jan 24	$9,442	$9,382	$9,455
Feb 24	$9,317	$9,253	$9,331
Mar 24	$9,355	$9,331	$9,369
Apr 24	$9,214	$9,106	$9,228
May 24	$9,326	$9,260	$9,341
Jun 24	$9,407	$9,349	$9,423
Jul 24	$9,594	$9,565	$9,611
Aug 24	$9,701	$9,702	$9,719
Sep 24	$9,795	$9,832	$9,814
Oct 24	$9,631	$9,591	$9,649

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.36%	(0.80)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2028 Maturity US Treasury Index...
	7.39	(0.76)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 710,269,617
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 334,295
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$710,269,617
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$334,295
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 05/15/28...
9.4%
1.25%, 06/30/28...
8.4
1.00%, 07/31/28...
7.9
2.88%, 08/15/28...
7.2
1.25%, 09/30/28...
6.4
1.38%, 10/31/28...
6.0
1.13%, 02/29/28...
5.5
0.75%, 01/31/28...
5.3
3.13%, 11/15/28...
5.2
2.75%, 02/15/28...
4.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217190
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Treasury ETF
Trading Symbol	IBTJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.09%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2029 Maturity US Treasury Index returned 8.13%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: February 25, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Treasury Index
Jan 20	$10,000	$10,000	$10,000
Feb 20	$10,176	$10,071	$10,175
Mar 20	$10,571	$9,999	$10,570
Apr 20	$10,644	$10,174	$10,647
May 20	$10,646	$10,226	$10,650
Jun 20	$10,660	$10,295	$10,661
Jul 20	$10,751	$10,453	$10,756
Aug 20	$10,650	$10,367	$10,655
Sep 20	$10,680	$10,366	$10,686
Oct 20	$10,535	$10,315	$10,542
Nov 20	$10,565	$10,416	$10,573
Dec 20	$10,538	$10,427	$10,546
Jan 21	$10,430	$10,346	$10,428
Feb 21	$10,183	$10,161	$10,148
Mar 21	$9,960	$10,054	$9,968
Apr 21	$10,052	$10,140	$10,063
May 21	$10,090	$10,171	$10,100
Jun 21	$10,174	$10,257	$10,183
Jul 21	$10,357	$10,367	$10,367
Aug 21	$10,319	$10,353	$10,331
Sep 21	$10,171	$10,254	$10,183
Oct 21	$10,104	$10,256	$10,117
Nov 21	$10,191	$10,297	$10,203
Dec 21	$10,163	$10,263	$10,173
Jan 22	$9,960	$10,048	$9,973
Feb 22	$9,925	$9,920	$9,937
Mar 22	$9,560	$9,643	$9,571
Apr 22	$9,259	$9,288	$9,269
May 22	$9,326	$9,328	$9,337
Jun 22	$9,243	$9,203	$9,252
Jul 22	$9,467	$9,416	$9,476
Aug 22	$9,148	$9,160	$9,157
Sep 22	$8,799	$8,756	$8,807
Oct 22	$8,718	$8,637	$8,727
Nov 22	$8,978	$8,950	$8,984
Dec 22	$8,887	$8,912	$8,913
Jan 23	$9,128	$9,180	$9,138
Feb 23	$8,887	$8,950	$8,895
Mar 23	$9,177	$9,177	$9,187
Apr 23	$9,243	$9,235	$9,253
May 23	$9,147	$9,135	$9,158
Jun 23	$9,026	$9,102	$9,038
Jul 23	$9,018	$9,094	$9,030
Aug 23	$8,999	$9,037	$9,011
Sep 23	$8,846	$8,813	$8,858
Oct 23	$8,765	$8,676	$8,777
Nov 23	$9,044	$9,057	$9,057
Dec 23	$9,287	$9,393	$9,301
Jan 24	$9,317	$9,382	$9,332
Feb 24	$9,178	$9,253	$9,193
Mar 24	$9,224	$9,331	$9,238
Apr 24	$9,049	$9,106	$9,064
May 24	$9,173	$9,260	$9,187
Jun 24	$9,264	$9,349	$9,279
Jul 24	$9,470	$9,565	$9,486
Aug 24	$9,581	$9,702	$9,597
Sep 24	$9,680	$9,832	$9,697
Oct 24	$9,475	$9,591	$9,490

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.09%	(1.15)%
ICE BofA US Broad Market Index...
	10.55	(0.89)
ICE 2029 Maturity US Treasury Index...
	8.13	(1.11)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 367,608,356
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 169,897
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$367,608,356
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$169,897
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.63%, 02/15/29...
7.1%
4.00%, 01/31/29...
6.6
1.75%, 01/31/29...
6.1
2.88%, 04/30/29...
6.1
3.25%, 06/30/29...
5.9
4.25%, 02/28/29...
5.8
3.13%, 08/31/29...
5.4
2.63%, 07/31/29...
5.1
2.75%, 05/31/29...
5.1
4.00%, 07/31/29...
4.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000220170
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Treasury ETF
Trading Symbol	IBTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.76%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2030 Maturity US Treasury Index returned 8.82%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 14, 2020 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Treasury Index
Jun 20	$10,000	$10,000	$10,000
Jul 20	$10,072	$10,086	$10,071
Aug 20	$9,948	$10,003	$9,947
Sep 20	$9,977	$10,002	$9,976
Oct 20	$9,819	$9,952	$9,819
Nov 20	$9,848	$10,049	$9,849
Dec 20	$9,802	$10,061	$9,801
Jan 21	$9,666	$9,982	$9,653
Feb 21	$9,403	$9,804	$9,354
Mar 21	$9,144	$9,700	$9,141
Apr 21	$9,246	$9,784	$9,246
May 21	$9,284	$9,813	$9,286
Jun 21	$9,407	$9,896	$9,406
Jul 21	$9,604	$10,003	$9,607
Aug 21	$9,567	$9,989	$9,568
Sep 21	$9,406	$9,894	$9,408
Oct 21	$9,369	$9,896	$9,373
Nov 21	$9,474	$9,935	$9,477
Dec 21	$9,441	$9,902	$9,442
Jan 22	$9,227	$9,694	$9,229
Feb 22	$9,187	$9,571	$9,191
Mar 22	$8,819	$9,304	$8,822
Apr 22	$8,465	$8,962	$8,469
May 22	$8,528	$9,000	$8,533
Jun 22	$8,446	$8,880	$8,451
Jul 22	$8,692	$9,085	$8,697
Aug 22	$8,368	$8,838	$8,373
Sep 22	$7,999	$8,448	$8,005
Oct 22	$7,899	$8,333	$7,905
Nov 22	$8,168	$8,635	$8,174
Dec 22	$8,051	$8,599	$8,081
Jan 23	$8,325	$8,857	$8,332
Feb 23	$8,058	$8,635	$8,067
Mar 23	$8,343	$8,854	$8,354
Apr 23	$8,410	$8,911	$8,421
May 23	$8,302	$8,814	$8,314
Jun 23	$8,186	$8,782	$8,196
Jul 23	$8,160	$8,774	$8,170
Aug 23	$8,123	$8,720	$8,134
Sep 23	$7,937	$8,503	$7,947
Oct 23	$7,830	$8,371	$7,840
Nov 23	$8,117	$8,738	$8,129
Dec 23	$8,375	$9,062	$8,386
Jan 24	$8,391	$9,052	$8,404
Feb 24	$8,246	$8,928	$8,258
Mar 24	$8,297	$9,003	$8,309
Apr 24	$8,104	$8,786	$8,117
May 24	$8,229	$8,935	$8,242
Jun 24	$8,324	$9,020	$8,338
Jul 24	$8,536	$9,229	$8,551
Aug 24	$8,645	$9,361	$8,660
Sep 24	$8,746	$9,486	$8,762
Oct 24	$8,515	$9,254	$8,532

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.76%	(3.67)%
ICE BofA US Broad Market Index...
	10.55	(1.79)
ICE 2030 Maturity US Treasury Index ...
	8.82	(3.63)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 283,067,821
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 156,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$283,067,821
Number of Portfolio Holdings...
16
Net Investment Advisory Fees...
$156,036
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
0.63%, 08/15/30...
17.8%
0.63%, 05/15/30...
13.3
0.88%, 11/15/30...
11.2
1.50%, 02/15/30...
7.6
4.00%, 02/28/30...
7.3
4.63%, 09/30/30...
6.2
4.38%, 11/30/30...
5.8
3.50%, 04/30/30...
5.8
3.75%, 05/31/30...
5.7
4.13%, 08/31/30...
4.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000228602
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Treasury ETF
Trading Symbol	IBTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.22%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2031 Maturity US Treasury Index returned 9.26%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 13, 2021 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Treasury Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$10,169	$10,095	$10,170
Aug 21	$10,128	$10,081	$10,130
Sep 21	$9,952	$9,985	$9,954
Oct 21	$9,919	$9,987	$9,922
Nov 21	$10,051	$10,026	$10,054
Dec 21	$9,997	$9,993	$10,002
Jan 22	$9,771	$9,784	$9,774
Feb 22	$9,730	$9,660	$9,734
Mar 22	$9,332	$9,389	$9,336
Apr 22	$8,913	$9,045	$8,918
May 22	$8,969	$9,083	$8,974
Jun 22	$8,884	$8,961	$8,890
Jul 22	$9,165	$9,169	$9,171
Aug 22	$8,805	$8,920	$8,812
Sep 22	$8,380	$8,526	$8,386
Oct 22	$8,260	$8,410	$8,267
Nov 22	$8,563	$8,715	$8,570
Dec 22	$8,439	$8,678	$8,475
Jan 23	$8,740	$8,939	$8,749
Feb 23	$8,456	$8,715	$8,466
Mar 23	$8,762	$8,936	$8,773
Apr 23	$8,843	$8,993	$8,855
May 23	$8,712	$8,895	$8,724
Jun 23	$8,598	$8,863	$8,611
Jul 23	$8,552	$8,855	$8,564
Aug 23	$8,494	$8,800	$8,507
Sep 23	$8,241	$8,581	$8,254
Oct 23	$8,093	$8,448	$8,106
Nov 23	$8,443	$8,819	$8,458
Dec 23	$8,751	$9,146	$8,768
Jan 24	$8,761	$9,135	$8,778
Feb 24	$8,580	$9,010	$8,597
Mar 24	$8,641	$9,086	$8,659
Apr 24	$8,404	$8,867	$8,421
May 24	$8,542	$9,017	$8,560
Jun 24	$8,647	$9,103	$8,665
Jul 24	$8,885	$9,314	$8,904
Aug 24	$9,000	$9,447	$9,019
Sep 24	$9,111	$9,573	$9,131
Oct 24	$8,839	$9,339	$8,858

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.22%	(3.67)%
ICE BofA US Broad Market Index...
	10.55	(2.05)
ICE 2031 Maturity US Treasury Index...
	9.26	(3.61)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 240,512,078
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 127,230
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$240,512,078
Number of Portfolio Holdings...
14
Net Investment Advisory Fees...
$127,230
Portfolio Turnover Rate...
39%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
97.6%
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
17.6%
1.38%, 11/15/31...
17.2
1.63%, 05/15/31...
17.0
1.13%, 02/15/31...
11.2
4.25%, 02/28/31...
7.4
4.13%, 03/31/31...
7.1
4.63%, 04/30/31...
6.8
4.00%, 01/31/31...
5.3
4.13%, 07/31/31...
2.4
3.75%, 08/31/31...
2.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236733
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Treasury ETF
Trading Symbol	IBTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.58%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2032 Maturity US Treasury Index returned 9.66%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 6, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Treasury Index
Jun 22	$10,000	$10,000	$10,000
Jul 22	$10,244	$10,211	$10,246
Aug 22	$9,835	$9,933	$9,836
Sep 22	$9,349	$9,495	$9,348
Oct 22	$9,184	$9,366	$9,185
Nov 22	$9,524	$9,705	$9,525
Dec 22	$9,392	$9,664	$9,425
Jan 23	$9,725	$9,955	$9,725
Feb 23	$9,416	$9,705	$9,416
Mar 23	$9,769	$9,951	$9,770
Apr 23	$9,847	$10,015	$9,848
May 23	$9,706	$9,906	$9,707
Jun 23	$9,591	$9,870	$9,592
Jul 23	$9,526	$9,862	$9,528
Aug 23	$9,446	$9,800	$9,448
Sep 23	$9,146	$9,557	$9,148
Oct 23	$8,967	$9,409	$8,969
Nov 23	$9,372	$9,821	$9,375
Dec 23	$9,731	$10,186	$9,735
Jan 24	$9,737	$10,173	$9,742
Feb 24	$9,540	$10,034	$9,545
Mar 24	$9,607	$10,119	$9,613
Apr 24	$9,322	$9,874	$9,328
May 24	$9,488	$10,042	$9,495
Jun 24	$9,607	$10,138	$9,614
Jul 24	$9,886	$10,373	$9,894
Aug 24	$10,026	$10,521	$10,035
Sep 24	$10,154	$10,661	$10,164
Oct 24	$9,826	$10,401	$9,835

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.58%	(0.75)%
ICE BofA US Broad Market Index...
	10.55	1.71
ICE 2032 Maturity US Treasury Index...
	9.66	(0.71)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 250,195,955
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 138,799
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$250,195,955
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$138,799
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.5%
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.13%, 11/15/32...
26.2%
U.S. Treasury Notes, 2.88%, 05/15/32...
24.8
U.S. Treasury Notes, 1.88%, 02/15/32...
23.8
U.S. Treasury Notes, 2.75%, 08/15/32...
23.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243160
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Treasury ETF
Trading Symbol	IBTO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.58%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2033 Maturity US Treasury Index returned 9.63%.

What contributed to performance?

Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the Federal Reserve. (Bonds and yields move in opposite directions.) The yield on the 10-year Treasury started the period at 4.93% and ended at 4.28%. Short-term bonds (0-3 years), which are less sensitive to interest rate changes, contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 27, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Treasury Index
May 23	$10,000	$10,000	$10,000
Jun 23	$9,963	$9,978	$9,960
Jul 23	$9,886	$9,970	$9,884
Aug 23	$9,798	$9,908	$9,795
Sep 23	$9,464	$9,661	$9,461
Oct 23	$9,262	$9,512	$9,258
Nov 23	$9,700	$9,929	$9,696
Dec 23	$10,096	$10,297	$10,092
Jan 24	$10,085	$10,285	$10,081
Feb 24	$9,877	$10,144	$9,873
Mar 24	$9,942	$10,230	$9,939
Apr 24	$9,629	$9,983	$9,626
May 24	$9,806	$10,152	$9,803
Jun 24	$9,927	$10,249	$9,925
Jul 24	$10,215	$10,486	$10,213
Aug 24	$10,360	$10,636	$10,359
Sep 24	$10,498	$10,778	$10,497
Oct 24	$10,149	$10,515	$10,149

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.58%	1.11%
ICE BofA US Broad Market Index...
	10.55	3.81
ICE 2033 Maturity US Treasury Index...
	9.63	1.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 215,285,048
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 116,879
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$215,285,048
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$116,879
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
28.0%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.50%, 02/15/33...
22.6
U.S. Treasury Notes, 3.38%, 05/15/33...
22.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000234589
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2028 Term High Yield and Income ETF
Trading Symbol	IBHH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 15.60%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2028 Term High Yield and Income Index returned 16.04%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2028 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,071	$9,835	$10,052
Apr 22	$9,681	$9,468	$9,665
May 22	$9,686	$9,520	$9,672
Jun 22	$8,990	$9,330	$8,969
Jul 22	$9,562	$9,564	$9,546
Aug 22	$9,294	$9,316	$9,278
Sep 22	$8,906	$8,914	$8,894
Oct 22	$9,190	$8,817	$9,183
Nov 22	$9,353	$9,145	$9,343
Dec 22	$9,278	$9,114	$9,273
Jan 23	$9,629	$9,397	$9,627
Feb 23	$9,477	$9,166	$9,479
Mar 23	$9,607	$9,381	$9,600
Apr 23	$9,707	$9,438	$9,707
May 23	$9,602	$9,341	$9,605
Jun 23	$9,746	$9,326	$9,746
Jul 23	$9,879	$9,335	$9,885
Aug 23	$9,899	$9,279	$9,903
Sep 23	$9,765	$9,058	$9,780
Oct 23	$9,678	$8,922	$9,693
Nov 23	$10,113	$9,323	$10,133
Dec 23	$10,486	$9,677	$10,509
Jan 24	$10,478	$9,654	$10,502
Feb 24	$10,512	$9,538	$10,538
Mar 24	$10,622	$9,632	$10,658
Apr 24	$10,543	$9,407	$10,577
May 24	$10,632	$9,562	$10,671
Jun 24	$10,729	$9,650	$10,777
Jul 24	$10,912	$9,869	$10,963
Aug 24	$11,068	$10,014	$11,121
Sep 24	$11,225	$10,151	$11,282
Oct 24	$11,188	$9,921	$11,248

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	15.60%	4.33%
Bloomberg U.S. Universal Index...
	11.20	(0.30)
Bloomberg 2028 Term High Yield and Income Index...
	16.04	4.55

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 141,084,471
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 266,157
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$141,084,471
Number of Portfolio Holdings...
326
Net Investment Advisory Fees...
$266,157
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.3%
Ba...
32.9
B...
51.9
Caa...
10.8
Not Rated...
1.7
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(a)	Percent of Net Assets
Uniti Group LP, 10.50%, 02/15/28...
1.4%
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.1
CCO Holdings LLC, 5.00%, 02/01/28...
1.1
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.1
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28...
1.0
TransDigm, Inc., 6.75%, 08/15/28...
1.0
Organon & Co., 4.13%, 04/30/28...
0.9
Sirius XM Radio, Inc., 4.00%, 07/15/28...
0.9
Olympus Water US Holding Corp., 9.75%, 11/15/28...
0.8
Tenneco, Inc., 8.00%, 11/17/28...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000234590
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2029 Term High Yield and Income ETF
Trading Symbol	IBHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 17.88%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2029 Term High Yield and Income Index returned 18.07%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2029 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,041	$9,835	$10,027
Apr 22	$9,576	$9,468	$9,559
May 22	$9,603	$9,520	$9,585
Jun 22	$8,848	$9,330	$8,831
Jul 22	$9,483	$9,564	$9,477
Aug 22	$9,203	$9,316	$9,201
Sep 22	$8,722	$8,914	$8,721
Oct 22	$8,994	$8,817	$8,987
Nov 22	$9,201	$9,145	$9,189
Dec 22	$9,108	$9,114	$9,102
Jan 23	$9,495	$9,397	$9,492
Feb 23	$9,320	$9,166	$9,319
Mar 23	$9,473	$9,381	$9,473
Apr 23	$9,586	$9,438	$9,589
May 23	$9,455	$9,341	$9,454
Jun 23	$9,619	$9,326	$9,620
Jul 23	$9,751	$9,335	$9,758
Aug 23	$9,751	$9,279	$9,759
Sep 23	$9,589	$9,058	$9,597
Oct 23	$9,474	$8,922	$9,483
Nov 23	$9,990	$9,323	$9,995
Dec 23	$10,414	$9,677	$10,424
Jan 24	$10,426	$9,654	$10,441
Feb 24	$10,433	$9,538	$10,443
Mar 24	$10,579	$9,632	$10,595
Apr 24	$10,458	$9,407	$10,471
May 24	$10,576	$9,562	$10,585
Jun 24	$10,687	$9,650	$10,699
Jul 24	$10,898	$9,869	$10,909
Aug 24	$11,075	$10,014	$11,092
Sep 24	$11,227	$10,151	$11,250
Oct 24	$11,168	$9,921	$11,196

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	17.88%	4.25%
Bloomberg U.S. Universal Index...
	11.20	(0.30)
Bloomberg 2029 Term High Yield and Income Index...
	18.07	4.36

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 83,772,148
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 145,149
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$83,772,148
Number of Portfolio Holdings...
447
Net Investment Advisory Fees...
$145,149
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
33.7
B...
45.7
Caa...
15.7
Not Rated...
3.0
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Medline Borrower LP, 3.88%, 04/01/29...
1.3%
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.2
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.1
American Airlines, Inc., 5.75%, 04/20/29...
0.9
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.8
Medline Borrower LP, 5.25%, 10/01/29...
0.8
Staples, Inc., 10.75%, 09/01/29...
0.7
Rakuten Group, Inc., 9.75%, 04/15/29...
0.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243158
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2030 Term High Yield and Income ETF
Trading Symbol	IBHJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 17.12%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2030 Term High Yield and Income Index returned 17.29%.

What contributed to performance?

U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.

Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2030 Term High Yield and Income Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,043	$9,968	$10,040
Jul 23	$10,166	$9,978	$10,164
Aug 23	$10,172	$9,918	$10,171
Sep 23	$9,961	$9,681	$9,963
Oct 23	$9,844	$9,535	$9,849
Nov 23	$10,400	$9,965	$10,409
Dec 23	$10,802	$10,343	$10,811
Jan 24	$10,807	$10,318	$10,814
Feb 24	$10,779	$10,194	$10,790
Mar 24	$10,944	$10,294	$10,953
Apr 24	$10,842	$10,054	$10,845
May 24	$10,964	$10,220	$10,970
Jun 24	$11,062	$10,314	$11,074
Jul 24	$11,283	$10,548	$11,296
Aug 24	$11,493	$10,703	$11,511
Sep 24	$11,650	$10,850	$11,671
Oct 24	$11,530	$10,604	$11,552

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	17.12%	11.02%
Bloomberg U.S. Universal Index...
	11.20	4.41
Bloomberg 2030 Term High Yield and Income Index...
	17.29	11.21

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 38,202,904
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 72,480
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$38,202,904
Number of Portfolio Holdings...
214
Net Investment Advisory Fees...
$72,480
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.3%
Ba...
39.5
B...
44.1
Caa...
12.4
Not Rated...
2.0
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
2.1%
EMRLD Borrower LP, 6.63%, 12/15/30...
1.7
Intelsat Jackson Holdings SA, 6.50%, 03/15/30...
1.7
1011778 BC ULC, 4.00%, 10/15/30...
1.6
CCO Holdings LLC, 4.75%, 03/01/30...
1.6
DaVita, Inc., 4.63%, 06/01/30...
1.5
CCO Holdings LLC, 4.50%, 08/15/30...
1.4
AthenaHealth Group, Inc., 6.50%, 02/15/30...
1.3
Caesars Entertainment, Inc., 7.00%, 02/15/30...
1.2
Tenet Healthcare Corp., 6.13%, 06/15/30...
1.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243457
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2025 Term TIPS ETF
Trading Symbol	IBIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2025 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2025 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 5.98%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2025 Maturity US Inflation-Linked Treasury Index returned 6.07%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,979	$9,820	$9,980
Oct 23	$10,033	$9,668	$10,036
Nov 23	$10,099	$10,092	$10,103
Dec 23	$10,162	$10,466	$10,165
Jan 24	$10,207	$10,454	$10,211
Feb 24	$10,244	$10,311	$10,249
Mar 24	$10,294	$10,397	$10,302
Apr 24	$10,357	$10,147	$10,366
May 24	$10,408	$10,318	$10,418
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,466	$10,658	$10,476
Aug 24	$10,517	$10,811	$10,527
Sep 24	$10,588	$10,955	$10,600
Oct 24	$10,633	$10,687	$10,645

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.98%	5.57%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2025 Maturity US Inflation-Linked Treasury Index...
	6.07	5.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 21,495,854
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13,950
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,495,854
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$13,950
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/25...
24.0%
U.S. Treasury Inflation Linked Notes, 0.25%, 01/15/25...
22.0
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/25...
21.2
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/25...
17.5
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25...
15.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243458
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2026 Term TIPS ETF
Trading Symbol	IBIC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 6.60%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2026 Maturity US Inflation-Linked Treasury Index returned 6.69%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,953	$9,820	$9,954
Oct 23	$10,003	$9,668	$10,006
Nov 23	$10,108	$10,092	$10,111
Dec 23	$10,207	$10,466	$10,210
Jan 24	$10,255	$10,454	$10,259
Feb 24	$10,245	$10,311	$10,250
Mar 24	$10,289	$10,397	$10,297
Apr 24	$10,304	$10,147	$10,313
May 24	$10,390	$10,318	$10,400
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,505	$10,658	$10,515
Aug 24	$10,570	$10,811	$10,580
Sep 24	$10,668	$10,955	$10,679
Oct 24	$10,663	$10,687	$10,675

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.60%	5.84%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	6.69	5.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 20,351,075
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 14,884
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,351,075
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$14,884
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.6
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.5
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.5
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
10.9

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243459
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2027 Term TIPS ETF
Trading Symbol	IBID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.27%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2027 Maturity US Inflation-Linked Treasury Index returned 7.36%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,932	$9,820	$9,934
Oct 23	$9,956	$9,668	$9,959
Nov 23	$10,094	$10,092	$10,097
Dec 23	$10,240	$10,466	$10,244
Jan 24	$10,288	$10,454	$10,292
Feb 24	$10,237	$10,311	$10,243
Mar 24	$10,287	$10,397	$10,295
Apr 24	$10,260	$10,147	$10,269
May 24	$10,369	$10,318	$10,379
Jun 24	$10,439	$10,417	$10,449
Jul 24	$10,551	$10,658	$10,561
Aug 24	$10,618	$10,811	$10,629
Sep 24	$10,733	$10,955	$10,744
Oct 24	$10,679	$10,687	$10,692

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.27%	5.98%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	7.36	6.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 19,174,791
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13,843
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$19,174,791
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$13,843
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.7%
Short-Term and Other Assets...
0.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
24.9%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
23.9
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.4
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.4
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
10.1

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243460
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2028 Term TIPS ETF
Trading Symbol	IBIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 7.60%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2028 Maturity US Inflation-Linked Treasury Index returned 7.64%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 13, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,908	$9,820	$9,910
Oct 23	$9,909	$9,668	$9,912
Nov 23	$10,074	$10,092	$10,076
Dec 23	$10,260	$10,466	$10,263
Jan 24	$10,307	$10,454	$10,306
Feb 24	$10,222	$10,311	$10,223
Mar 24	$10,282	$10,397	$10,286
Apr 24	$10,211	$10,147	$10,216
May 24	$10,342	$10,318	$10,349
Jun 24	$10,421	$10,417	$10,427
Jul 24	$10,578	$10,658	$10,583
Aug 24	$10,638	$10,811	$10,644
Sep 24	$10,766	$10,955	$10,773
Oct 24	$10,661	$10,687	$10,669

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.60%	5.82%
ICE BofA US Broad Market Index...
	10.55	6.06
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	7.64	5.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 20,449,476
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 13,928
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,449,476
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$13,928
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.3%
Short-Term and Other Assets...
0.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
25.1%
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
24.4
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.6
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
19.2
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
9.3

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243461
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2029 Term TIPS ETF
Trading Symbol	IBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 8.02%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2029 Maturity US Inflation-Linked Treasury Index returned 8.10%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,914	$9,873	$9,915
Oct 23	$9,894	$9,720	$9,896
Nov 23	$10,096	$10,146	$10,098
Dec 23	$10,323	$10,523	$10,327
Jan 24	$10,374	$10,510	$10,378
Feb 24	$10,261	$10,366	$10,266
Mar 24	$10,329	$10,454	$10,337
Apr 24	$10,236	$10,201	$10,244
May 24	$10,381	$10,374	$10,389
Jun 24	$10,466	$10,473	$10,474
Jul 24	$10,646	$10,716	$10,654
Aug 24	$10,709	$10,869	$10,716
Sep 24	$10,838	$11,014	$10,847
Oct 24	$10,688	$10,745	$10,697

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.02%	6.14%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	8.10	6.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 17,929,938
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 12,084
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,929,938
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$12,084
Portfolio Turnover Rate...
57%

Holdings [Text Block]

Credit quality allocation

Five largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
27.5%
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
19.3
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
16.8
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
14.5
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
12.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243462
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2030 Term TIPS ETF
Trading Symbol	IBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.03%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2030 Maturity US Inflation-Linked Treasury Index returned 9.12%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,861	$9,873	$9,861
Oct 23	$9,801	$9,720	$9,802
Nov 23	$10,065	$10,146	$10,067
Dec 23	$10,335	$10,523	$10,338
Jan 24	$10,404	$10,510	$10,407
Feb 24	$10,243	$10,366	$10,247
Mar 24	$10,332	$10,454	$10,340
Apr 24	$10,185	$10,201	$10,193
May 24	$10,360	$10,374	$10,369
Jun 24	$10,443	$10,473	$10,452
Jul 24	$10,656	$10,716	$10,664
Aug 24	$10,739	$10,869	$10,747
Sep 24	$10,880	$11,014	$10,890
Oct 24	$10,685	$10,745	$10,696

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.03%	6.12%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	9.12	6.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 16,650,536
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 11,294
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$16,650,536
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$11,294
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
52.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
47.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243463
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2031 Term TIPS ETF
Trading Symbol	IBIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.47%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2031 Maturity US Inflation-Linked Treasury Index returned 9.56%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,839	$9,873	$9,839
Oct 23	$9,746	$9,720	$9,747
Nov 23	$10,049	$10,146	$10,051
Dec 23	$10,354	$10,523	$10,357
Jan 24	$10,426	$10,510	$10,429
Feb 24	$10,246	$10,366	$10,251
Mar 24	$10,331	$10,454	$10,339
Apr 24	$10,151	$10,201	$10,159
May 24	$10,335	$10,374	$10,344
Jun 24	$10,428	$10,473	$10,437
Jul 24	$10,658	$10,716	$10,666
Aug 24	$10,749	$10,869	$10,757
Sep 24	$10,899	$11,014	$10,909
Oct 24	$10,668	$10,745	$10,679

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.47%	5.97%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	9.56	6.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 16,629,035
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 9,667
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$16,629,035
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$9,667
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243464
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2032 Term TIPS ETF
Trading Symbol	IBII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.78%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2032 Maturity US Inflation-Linked Treasury Index returned 9.88%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,825	$9,873	$9,825
Oct 23	$9,708	$9,720	$9,709
Nov 23	$10,036	$10,146	$10,038
Dec 23	$10,372	$10,523	$10,376
Jan 24	$10,427	$10,510	$10,431
Feb 24	$10,250	$10,366	$10,256
Mar 24	$10,334	$10,454	$10,343
Apr 24	$10,124	$10,201	$10,133
May 24	$10,317	$10,374	$10,327
Jun 24	$10,415	$10,473	$10,425
Jul 24	$10,659	$10,716	$10,667
Aug 24	$10,751	$10,869	$10,760
Sep 24	$10,920	$11,014	$10,930
Oct 24	$10,658	$10,745	$10,668

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.78%	5.88%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	9.88	5.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 11,410,701
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 8,957
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$11,410,701
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$8,957
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.4
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243456
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2033 Term TIPS ETF
Trading Symbol	IBIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 9.84%.

  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE 2033 Maturity US Inflation-Linked Treasury Index returned 9.90%.

What contributed to performance?

In the United States, bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile during the reporting period, as investors tried to determine the next moves of the U.S. Federal Reserve. (Bond yields move inversely to bond prices.) Inflation moved steadily lower, providing policymakers with enough confidence to begin lowering interest rates.

In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. In September, the U.S. Federal Reserve lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Leading up to the decision, Treasury yields moved lower before trending steadily higher following the rate cut. The bid-ask spread (the difference between the highest bid price and lowest ask price of a security) for Treasuries improved during the reporting period, with spreads remaining narrow and stable.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 19, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Inflation-Linked Treasury Index
Sep 23	$9,808	$9,873	$9,808
Oct 23	$9,665	$9,720	$9,663
Nov 23	$10,027	$10,146	$10,026
Dec 23	$10,376	$10,523	$10,374
Jan 24	$10,422	$10,510	$10,420
Feb 24	$10,244	$10,366	$10,243
Mar 24	$10,328	$10,454	$10,330
Apr 24	$10,083	$10,201	$10,085
May 24	$10,288	$10,374	$10,291
Jun 24	$10,381	$10,473	$10,384
Jul 24	$10,633	$10,716	$10,634
Aug 24	$10,722	$10,869	$10,724
Sep 24	$10,903	$11,014	$10,906
Oct 24	$10,616	$10,745	$10,620

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.84%	5.51%
ICE BofA US Broad Market Index...
	10.55	6.66
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	9.90	5.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 17,832,377
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 13,359
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$17,832,377
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$13,359
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.9%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236700
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Corporate ETF
Trading Symbol	IBDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 14.76%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2032 Maturity Corporate Index returned 14.79%.

What contributed to performance?

U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.

Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 28, 2022 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2032 Maturity Corporate Index
May 22	$10,000	$10,000	$10,000
Jun 22	$10,082	$10,080	$10,082
Jul 22	$10,521	$10,334	$10,523
Aug 22	$10,104	$10,065	$10,106
Sep 22	$9,523	$9,631	$9,521
Oct 22	$9,466	$9,526	$9,464
Nov 22	$9,979	$9,881	$9,979
Dec 22	$9,891	$9,847	$9,923
Jan 23	$10,338	$10,153	$10,338
Feb 23	$9,962	$9,903	$9,966
Mar 23	$10,315	$10,136	$10,321
Apr 23	$10,403	$10,197	$10,412
May 23	$10,246	$10,092	$10,253
Jun 23	$10,258	$10,076	$10,265
Jul 23	$10,289	$10,086	$10,298
Aug 23	$10,220	$10,025	$10,230
Sep 23	$9,912	$9,786	$9,923
Oct 23	$9,702	$9,639	$9,711
Nov 23	$10,342	$10,073	$10,348
Dec 23	$10,813	$10,455	$10,833
Jan 24	$10,776	$10,430	$10,785
Feb 24	$10,598	$10,305	$10,607
Mar 24	$10,745	$10,406	$10,762
Apr 24	$10,473	$10,163	$10,482
May 24	$10,677	$10,331	$10,687
Jun 24	$10,762	$10,426	$10,776
Jul 24	$11,044	$10,663	$11,056
Aug 24	$11,220	$10,820	$11,232
Sep 24	$11,408	$10,968	$11,421
Oct 24	$11,134	$10,719	$11,147

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.76%	4.69%
Bloomberg U.S. Universal Index...
	11.20	3.01
Bloomberg December 2032 Maturity Corporate Index...
	14.79	4.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 850,866,994
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 588,410
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$850,866,994
Number of Portfolio Holdings...
329
Net Investment Advisory Fees...
$588,410
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.5%
Aa...
5.4
A...
32.4
Baa...
55.4
Ba...
3.5
Not Rated...
1.4
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.8%
Verizon Communications, Inc., 2.36%, 03/15/32...
1.5
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.4
Meta Platforms, Inc., 3.85%, 08/15/32...
1.1
Sprint Capital Corp., 8.75%, 03/15/32...
1.0
Oracle Corp., 6.25%, 11/09/32...
1.0
Amazon.com, Inc., 3.60%, 04/13/32...
0.9
Amazon.com, Inc., 4.70%, 12/01/32...
0.9
AT&T, Inc., 2.25%, 02/01/32...
0.9
Ford Motor Co., 3.25%, 02/12/32...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243159
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Corporate ETF
Trading Symbol	IBDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 14.79%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2033 Maturity Corporate Index returned 14.86%.

What contributed to performance?

U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.

Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 21, 2023 through October 31, 2024

Initial Investment of $10,000

	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2033 Maturity Corporate Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,000	$9,968	$9,997
Jul 23	$10,036	$9,978	$10,033
Aug 23	$9,965	$9,918	$9,962
Sep 23	$9,656	$9,681	$9,654
Oct 23	$9,448	$9,535	$9,443
Nov 23	$10,102	$9,965	$10,098
Dec 23	$10,568	$10,343	$10,576
Jan 24	$10,531	$10,318	$10,527
Feb 24	$10,343	$10,194	$10,340
Mar 24	$10,488	$10,294	$10,494
Apr 24	$10,210	$10,054	$10,208
May 24	$10,415	$10,220	$10,413
Jun 24	$10,496	$10,314	$10,498
Jul 24	$10,781	$10,548	$10,781
Aug 24	$10,945	$10,703	$10,945
Sep 24	$11,133	$10,850	$11,134
Oct 24	$10,845	$10,604	$10,846

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.79%	6.14%
Bloomberg U.S. Universal Index...
	11.20	4.41
Bloomberg December 2033 Maturity Corporate Index...
	14.86	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 662,596,667
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 397,692
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$662,596,667
Number of Portfolio Holdings...
324
Net Investment Advisory Fees...
$397,692
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.8%
Aa...
4.1
A...
37.8
Baa...
53.0
Ba...
1.8
Not Rated...
0.7
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.8%
Amgen, Inc., 5.25%, 03/02/33...
1.6
AT&T, Inc., 2.55%, 12/01/33...
1.1
T-Mobile USA, Inc., 5.05%, 07/15/33...
1.0
Enbridge, Inc., 5.70%, 03/08/33...
0.9
Philip Morris International, Inc., 5.38%, 02/15/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Intel Corp., 5.20%, 02/10/33...
0.8
UnitedHealth Group, Inc., 5.35%, 02/15/33...
0.8

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000138243
Shareholder Report [Line Items]
Fund Name	iShares Yield Optimized Bond ETF
Trading Symbol	BYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Rounds to less than 0.01%.
Footnote(c)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 12.09%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Morningstar® U.S. Bond Market Yield-Optimized IndexSM returned 12.04%.

What contributed to performance?

Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve (“Fed”) since March 2020. The reporting period was characterized by anticipation of the Fed’s next moves, amid a cooling labor market, geopolitical tensions, and overall macroeconomic volatility. Rates falling in tandem with credit spreads tightening led to the Fund’s strong performance. Longer-term investment-grade corporates were the largest contributors to the Fund’s performance, followed by high yield issues, and U.S. dollar denominated emerging market debt.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Morningstar® U.S. Bond Market Yield-Optimized Index℠
Nov 14	$10,036	$10,054	$10,033
Dec 14	$10,015	$10,036	$10,011
Jan 15	$10,131	$10,227	$10,129
Feb 15	$10,150	$10,167	$10,148
Mar 15	$10,151	$10,209	$10,148
Apr 15	$10,155	$10,197	$10,154
May 15	$10,131	$10,180	$10,125
Jun 15	$10,007	$10,066	$9,999
Jul 15	$10,054	$10,125	$10,044
Aug 15	$9,988	$10,095	$9,980
Sep 15	$9,974	$10,134	$9,964
Oct 15	$10,067	$10,167	$10,054
Nov 15	$9,996	$10,130	$9,985
Dec 15	$9,919	$10,079	$9,908
Jan 16	$9,952	$10,190	$9,939
Feb 16	$10,028	$10,263	$10,014
Mar 16	$10,187	$10,388	$10,173
Apr 16	$10,296	$10,459	$10,285
May 16	$10,297	$10,467	$10,286
Jun 16	$10,456	$10,652	$10,440
Jul 16	$10,537	$10,739	$10,523
Aug 16	$10,579	$10,751	$10,563
Sep 16	$10,604	$10,753	$10,593
Oct 16	$10,542	$10,682	$10,524
Nov 16	$10,374	$10,442	$10,354
Dec 16	$10,442	$10,473	$10,423
Jan 17	$10,501	$10,510	$10,480
Feb 17	$10,593	$10,591	$10,572
Mar 17	$10,596	$10,588	$10,573
Apr 17	$10,687	$10,675	$10,663
May 17	$10,770	$10,758	$10,743
Jun 17	$10,762	$10,749	$10,735
Jul 17	$10,837	$10,802	$10,809
Aug 17	$10,915	$10,895	$10,885
Sep 17	$10,906	$10,857	$10,873
Oct 17	$10,914	$10,870	$10,883
Nov 17	$10,901	$10,854	$10,865
Dec 17	$10,955	$10,901	$10,918
Jan 18	$10,872	$10,797	$10,836
Feb 18	$10,748	$10,694	$10,710
Mar 18	$10,785	$10,748	$10,746
Apr 18	$10,716	$10,676	$10,674
May 18	$10,754	$10,735	$10,708
Jun 18	$10,738	$10,719	$10,690
Jul 18	$10,830	$10,741	$10,776
Aug 18	$10,857	$10,794	$10,802
Sep 18	$10,871	$10,748	$10,815
Oct 18	$10,729	$10,658	$10,668
Nov 18	$10,721	$10,706	$10,660
Dec 18	$10,806	$10,874	$10,738
Jan 19	$11,121	$11,024	$11,050
Feb 19	$11,163	$11,036	$11,092
Mar 19	$11,372	$11,235	$11,301
Apr 19	$11,416	$11,251	$11,345
May 19	$11,481	$11,423	$11,409
Jun 19	$11,751	$11,585	$11,674
Jul 19	$11,794	$11,619	$11,715
Aug 19	$12,032	$11,882	$11,952
Sep 19	$12,004	$11,830	$11,923
Oct 19	$12,049	$11,869	$11,965
Nov 19	$12,066	$11,866	$11,982
Dec 19	$12,169	$11,884	$12,085
Jan 20	$12,340	$12,097	$12,254
Feb 20	$12,400	$12,278	$12,311
Mar 20	$11,720	$12,039	$11,644
Apr 20	$12,084	$12,280	$12,000
May 20	$12,283	$12,394	$12,198
Jun 20	$12,317	$12,498	$12,241
Jul 20	$12,553	$12,717	$12,477
Aug 20	$12,527	$12,644	$12,452
Sep 20	$12,480	$12,621	$12,406
Oct 20	$12,450	$12,576	$12,373
Nov 20	$12,616	$12,740	$12,537
Dec 20	$12,683	$12,784	$12,605
Jan 21	$12,595	$12,704	$12,515
Feb 21	$12,405	$12,540	$12,325
Mar 21	$12,307	$12,394	$12,227
Apr 21	$12,422	$12,498	$12,339
May 21	$12,447	$12,546	$12,358
Jun 21	$12,530	$12,637	$12,442
Jul 21	$12,648	$12,764	$12,551
Aug 21	$12,660	$12,756	$12,561
Sep 21	$12,538	$12,647	$12,438
Oct 21	$12,508	$12,636	$12,404
Nov 21	$12,483	$12,652	$12,380
Dec 21	$12,549	$12,643	$12,440
Jan 22	$12,293	$12,366	$12,182
Feb 22	$12,141	$12,197	$12,029
Mar 22	$11,865	$11,870	$11,752
Apr 22	$11,433	$11,427	$11,319
May 22	$11,560	$11,490	$11,442
Jun 22	$11,213	$11,261	$11,095
Jul 22	$11,592	$11,544	$11,468
Aug 22	$11,248	$11,244	$11,123
Sep 22	$10,913	$10,759	$10,787
Oct 22	$10,958	$10,641	$10,829
Nov 22	$11,295	$11,038	$11,159
Dec 22	$11,242	$11,001	$11,107
Jan 23	$11,499	$11,342	$11,360
Feb 23	$11,335	$11,063	$11,195
Mar 23	$11,519	$11,323	$11,374
Apr 23	$11,572	$11,392	$11,426
May 23	$11,499	$11,274	$11,353
Jun 23	$11,584	$11,256	$11,436
Jul 23	$11,656	$11,267	$11,505
Aug 23	$11,622	$11,200	$11,468
Sep 23	$11,416	$10,932	$11,259
Oct 23	$11,308	$10,768	$11,147
Nov 23	$11,792	$11,253	$11,623
Dec 23	$12,163	$11,680	$11,989
Jan 24	$12,162	$11,652	$11,987
Feb 24	$12,098	$11,512	$11,924
Mar 24	$12,230	$11,625	$12,054
Apr 24	$12,017	$11,353	$11,841
May 24	$12,217	$11,542	$12,038
Jun 24	$12,257	$11,647	$12,079
Jul 24	$12,496	$11,911	$12,315
Aug 24	$12,663	$12,087	$12,479
Sep 24	$12,868	$12,253	$12,681
Oct 24	$12,675	$11,974	$12,489

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	12.09%	1.02%	2.40%
Bloomberg U.S. Universal Index...
	11.20	0.18	1.82
Morningstar® U.S. Bond Market Yield-Optimized Index℠...
	12.04	0.86	2.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 241,378,020
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$241,378,020
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
96%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%

Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares 10+ Year Investment Grade Corporate Bond ETF...
25.5%
iShares 0-3 Month Treasury Bond ETF...
24.1
iShares Broad USD High Yield Corporate Bond ETF...
20.2
iShares JP Morgan USD Emerging Markets Bond ETF...
10.1
iShares Floating Rate Bond ETF...
10.1

Footnote	Description
Footnote(a)	Excludes money market funds.

C000141927
Shareholder Report [Line Items]
Fund Name	iShares Core Total USD Bond Market ETF
Trading Symbol	IUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core Total USD Bond Market ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Total USD Bond Market ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 11.18%.

  For the same period, the Bloomberg U.S. Universal Index returned 11.20%.

What contributed to performance?

U.S. corporate and U.S. Treasury bonds contributed the most to the Fund’s performance during the reporting period. The major factor driving bond returns for the reporting period was the expectation and then realization of rate cuts by the U.S. Federal Reserve. Corporate bonds, particularly those higher on the quality spectrum, were the main drivers. In the financial sector, bank bonds were supported by hopes of a lower interest rate environment. Intermediate to long-term issues also contributed positively to the Fund’s performance.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index
Nov 14	$10,046	$10,054
Dec 14	$10,042	$10,036
Jan 15	$10,230	$10,227
Feb 15	$10,176	$10,167
Mar 15	$10,219	$10,209
Apr 15	$10,206	$10,197
May 15	$10,187	$10,180
Jun 15	$10,072	$10,066
Jul 15	$10,133	$10,125
Aug 15	$10,101	$10,095
Sep 15	$10,139	$10,134
Oct 15	$10,179	$10,167
Nov 15	$10,141	$10,130
Dec 15	$10,089	$10,079
Jan 16	$10,202	$10,190
Feb 16	$10,280	$10,263
Mar 16	$10,405	$10,388
Apr 16	$10,477	$10,459
May 16	$10,481	$10,467
Jun 16	$10,666	$10,652
Jul 16	$10,751	$10,739
Aug 16	$10,759	$10,751
Sep 16	$10,758	$10,753
Oct 16	$10,685	$10,682
Nov 16	$10,440	$10,442
Dec 16	$10,470	$10,473
Jan 17	$10,507	$10,510
Feb 17	$10,589	$10,591
Mar 17	$10,584	$10,588
Apr 17	$10,669	$10,675
May 17	$10,756	$10,758
Jun 17	$10,745	$10,749
Jul 17	$10,799	$10,802
Aug 17	$10,890	$10,895
Sep 17	$10,854	$10,857
Oct 17	$10,866	$10,870
Nov 17	$10,847	$10,854
Dec 17	$10,894	$10,901
Jan 18	$10,789	$10,797
Feb 18	$10,681	$10,694
Mar 18	$10,733	$10,748
Apr 18	$10,662	$10,676
May 18	$10,719	$10,735
Jun 18	$10,702	$10,719
Jul 18	$10,728	$10,741
Aug 18	$10,779	$10,794
Sep 18	$10,733	$10,748
Oct 18	$10,642	$10,658
Nov 18	$10,689	$10,706
Dec 18	$10,853	$10,874
Jan 19	$11,006	$11,024
Feb 19	$11,018	$11,036
Mar 19	$11,217	$11,235
Apr 19	$11,234	$11,251
May 19	$11,402	$11,423
Jun 19	$11,561	$11,585
Jul 19	$11,598	$11,619
Aug 19	$11,860	$11,882
Sep 19	$11,808	$11,830
Oct 19	$11,843	$11,869
Nov 19	$11,840	$11,866
Dec 19	$11,859	$11,884
Jan 20	$12,070	$12,097
Feb 20	$12,246	$12,278
Mar 20	$12,005	$12,039
Apr 20	$12,253	$12,280
May 20	$12,368	$12,394
Jun 20	$12,472	$12,498
Jul 20	$12,691	$12,717
Aug 20	$12,617	$12,644
Sep 20	$12,595	$12,621
Oct 20	$12,550	$12,576
Nov 20	$12,717	$12,740
Dec 20	$12,759	$12,784
Jan 21	$12,675	$12,704
Feb 21	$12,510	$12,540
Mar 21	$12,365	$12,394
Apr 21	$12,468	$12,498
May 21	$12,513	$12,546
Jun 21	$12,604	$12,637
Jul 21	$12,730	$12,764
Aug 21	$12,722	$12,756
Sep 21	$12,613	$12,647
Oct 21	$12,599	$12,636
Nov 21	$12,614	$12,652
Dec 21	$12,596	$12,643
Jan 22	$12,327	$12,366
Feb 22	$12,159	$12,197
Mar 22	$11,843	$11,870
Apr 22	$11,401	$11,427
May 22	$11,464	$11,490
Jun 22	$11,233	$11,261
Jul 22	$11,515	$11,544
Aug 22	$11,217	$11,244
Sep 22	$10,734	$10,759
Oct 22	$10,617	$10,641
Nov 22	$11,015	$11,038
Dec 22	$10,957	$11,001
Jan 23	$11,314	$11,342
Feb 23	$11,035	$11,063
Mar 23	$11,295	$11,323
Apr 23	$11,362	$11,392
May 23	$11,246	$11,274
Jun 23	$11,229	$11,256
Jul 23	$11,240	$11,267
Aug 23	$11,171	$11,200
Sep 23	$10,904	$10,932
Oct 23	$10,739	$10,768
Nov 23	$11,222	$11,253
Dec 23	$11,637	$11,680
Jan 24	$11,620	$11,652
Feb 24	$11,480	$11,512
Mar 24	$11,584	$11,625
Apr 24	$11,322	$11,353
May 24	$11,510	$11,542
Jun 24	$11,612	$11,647
Jul 24	$11,878	$11,911
Aug 24	$12,052	$12,087
Sep 24	$12,218	$12,253
Oct 24	$11,939	$11,974

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.18%	0.16%	1.79%
Bloomberg U.S. Universal Index...
	11.20	0.18	1.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,316,056,972
Holdings Count | Holding	16,670
Advisory Fees Paid, Amount	$ 15,110,493
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,316,056,972
Number of Portfolio Holdings...
16,670
Net Investment Advisory Fees...
$15,110,493
Portfolio Turnover Rate...
88%

Holdings [Text Block]

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
60.7%
Aa...
3.3
A...
12.3
Baa...
12.9
Ba...
2.9
B...
2.4
Caa...
0.8
Ca...
0.3
C...
0.0Footnote Reference(b)
Not Rated...
4.4
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
38.2%
Corporate Bonds...
31.6
U.S. Government Sponsored Agency Securities...
22.5
Foreign Government Obligations...
3.4
Foreign Agency Obligations...
2.9
Non-Agency Mortgage-Backed Securities...
0.6
Asset-Backed Securities...
0.4
Municipal Bonds...
0.4
Common Stocks...
0.0Footnote Reference(b)

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.